UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811- 07584

Rydex Series Funds

(Exact name of registrant as specified in charter)
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Address of principal executive offices) (Zip code)
Richard M. Goldman
Rydex Series Funds
9601 Blackwell Road, Suite 500
Rockville, Maryland 20850

(Name and address of agent for service)

Registrant’s telephone number, including area code:	1-301-296-5100

Date of fiscal year end:	December 31, 2009

Date of reporting period:	December 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.
Rydex Series Funds

Managed Futures
Alternative Investments

DECEMBER 31, 2009
RYDEX SERIES FUNDS ANNUAL REPORT
ALTERNATIVE INVESTMENT FUNDS
RYDEX|SGI MANAGED FUTURES STRATEGY FUND

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TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

PERFORMANCE REPORTS AND FUND PROFILES	6

CONSOLIDATED SCHEDULE OF INVESTMENTS	8

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES	11

CONSOLIDATED STATEMENT OF OPERATIONS	12

STATEMENTS OF CHANGES IN NET ASSETS	13

FINANCIAL HIGHLIGHTS	14

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	15

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	24

OTHER INFORMATION	25

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	28
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
On September 15, 2009, Federal Reserve (Fed) Chairman Ben Bernanke stated that “the recession is very likely over.” Indications are that we are in fact emerging from what has been termed the “Great Recession,” but significant risks linger due to the aftershocks of the 2008 financial and liquidity crisis.
Despite the strong advance to end the year, 2009 marked the end of one of the all-time worst decades of performance for the U.S. equity markets, with an average annual return of -.95%. However, economic trends over the last year suggest that conditions are improving. One sign is an exceptionally strong equity market. From March 9 (the market’s low point) until the end of 2009, the U.S. equity market was up 67.80% as measured by the S&P 500® Index. Strong equity returns across multiple indices, including the MSCI EAFE Index® (up 32.43% for the year), reflected investors’ increased appetite for risk.
More signs of economic improvement
Emerging markets posted even stronger returns—the MSCI Emerging Markets Index, for instance, was up 78.58% in 2009. Additionally, all 10 underlying economic sectors posted positive returns during the one-year period, with information technology (59.92%) and materials (45.22%) leading the way. Among the laggards for the year, utilities (6.80%) and telecom (2.63%) still managed to produce positive returns. Along with traditional assets, hedge fund managers enjoyed the favorable market environment in 2009 with returns of 20.04% as measured by the HFRI Fund Weighted Composite Index, which is an equal weighted index of more than 2,000 single manager hedge funds. Those strong returns were in contrast to a poor showing in 2008, when the composite index was down 19%. Another good sign: After a significant spike at the height of the financial crisis in the fall of 2008, implied market volatility levels as measured by the VIX Index have steadily trended down to more normal levels.
Improving housing conditions and increases in consumer spending—combined with significant reduction of inventories—lifted the U.S. economy out of recession in the third quarter of 2009. Real GDP grew at a rate of 2.2% for the quarter. U.S. consumer confidence, as measured by the Conference Board Consumer Confidence Index, rose in December to 52.9—the second straight month of improvement. Consumer outlook has improved somewhat from early in 2009, although concerns relating to the job market continue to weigh on consumers. Another sign of stronger economic conditions is existing home sales, which continued to improve—in November, existing home sales increased 7.4% from the prior month.
Reasons for caution in 2010
While many indicators are positive, certain risks remain. One of the major areas of concern is U.S. employment. The pace of job losses has slowed considerably from late 2008 and early 2009, when the change to non-farm payrolls shed as much as 741,000 jobs in a month. However, in December, despite modest growth in the prior month, 85,000 jobs were lost. The unemployment rate remained unchanged at 10% only due to the fact that the labor force declined by 661,000 workers.
Looking at 2010, some questions remain. How (and in what timeframe) will the Fed orchestrate an exit to the massive amount of quantitative easing it has implemented? Will inflationary pressures force the Fed to raise rates prematurely or will excess productive capacity counter those risks? How will the government grapple with deficit issues while promoting job growth necessary to support the fragile economy?
2	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

So far, the Fed has signaled that it will maintain an “exceptionally low” interest rate target for some time—in fact, there is a reasonable chance that the Fed will not increase rates until early 2011. If financial conditions continue to improve, the Fed will not need to further expand its credit easing policies and may begin an orderly exit to the existing programs. The major risks for the U.S. economy include long-run negative implications to carrying large budget deficits. Labor conditions also factor largely into the equation, with the risk of continued rising unemployment undermining the economic recovery.
In any case, the broad array of product offerings at RYDEX | SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results.
Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2009 and ending December 31, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

			Beginning	Ending	Expenses
	Expense		Account Value	Account Value	Paid During
	Ratio	†	June 30, 2009	December 31, 2009	Period	*

Table 1. Based on actual Fund return
Managed Futures Strategy Fund
A-Class	2.16%		$1,000.00	$997.80	$10.88
C-Class	2.93%		1,000.00	993.90	14.73
H-Class	2.17%		1,000.00	997.80	10.93

Table 2. Based on hypothetical 5% return (before expenses)
Managed Futures Strategy Fund
A-Class	2.16%		1,000.00	1,014.32	10.97
C-Class	2.93%		1,000.00	1,010.44	14.85
H-Class	2.17%		1,000.00	1,014.27	11.02

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	Annualized
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	5

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

MANAGED FUTURES STRATEGY FUND
OBJECTIVE: Seeks to provide investment returns that match the performance of a benchmark for measuring trends in the commodity and financial futures markets. The Fund’s current benchmark is the Standard & Poor’s Diversified Trends Indicator® (S&P DTI). If the Fund meets its objective, the value of the Fund’s shares will tend to increase on a daily basis by the amount of any increase in the value of the benchmark. When the value of the benchmark declines, the value of the Fund’s shares should also decrease on a daily basis by the amount of any decrease in the value of the benchmark.
Inception: March 2, 2007
The S&P DTI had its first down year in history last year, as a result of a mostly trendless market. The S&P DTI’s ability to go both long and short (with the exception of energy, which can only have a long or neutral stance) softened its decline for the period. Gold, silver and lean hogs were the most significant positive contributors to S&P DTI performance during the year, while the U.S. Long Bond, soybeans and coffee futures were among the components that contributed least to Index performance. While solid gains were made in Copper and Sugar, the multiple trades in the energy space, the grain space, coffee and treasuries did little to help the Index. The Index was short the US Dollar for much of the year, but not long enough to overcome these losses. RYDEX | SGI Managed Futures Strategy Fund H-Class returned -4.39% for the year ended December 31, 2009, as compared to its benchmark, the S&P DTI Index’s return of -5.88%.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:
A-Class	March 2, 2007
C-Class	March 2, 2007
H-Class	March 2, 2007
The Fund invests principally in commodity, currency, and financial-linked structured notes, exchange-traded funds, and in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures.

6	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

MANAGED FUTURES STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75%.
     AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class				C-Class			H-Class
	(03/02/07)				(03/02/07)			(03/02/07)
	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION
MANAGED FUTURES STRATEGY FUND	-4.39%	-8.93%	3.85%	2.08%	-5.10%	-6.05%	3.08%	-4.39%	3.85%
S&P DIVERSIFIED TRENDS INDICATOR	-5.88%	-5.88%	4.14%	4.14%	-5.88%	-5.88%	4.14%	-5.88%	4.14%

*	Fund returns are calculated using the maximum sales charge of 4.75%.

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P Diversified Trends Indicator is an unmanaged index and, unlike the Fund, has no management fees or other operating expenses to reduce its reported return. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	7

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009
     MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

FEDERAL AGENCY DISCOUNT NOTES 56.0%(b)
Fannie Mae**
0.15% due 05/03/10	$50,000,000	$49,980,150
0.45% due 08/02/10	50,000,000	49,930,000
0.24% due 08/23/10	50,000,000	49,923,000
0.29% due 09/01/10	50,000,000	49,916,650
0.29% due 09/20/10	50,000,000	49,910,050
0.46% due 07/30/10	25,000,000	24,971,250
0.42% due 08/09/10	25,000,000	24,963,825
0.25% due 08/16/10	25,000,000	24,962,675
Farmer Mac*
0.38% due 03/25/10	50,000,000	49,994,450
0.44% due 10/18/10	50,000,000	49,884,400
0.20% due 06/01/10	25,000,000	24,984,575
Federal Farm Credit Bank*
0.49% due 04/05/10	50,000,000	49,987,350
Federal Home Loan Bank*
0.00% due 01/28/10	100,000,000	99,999,933
0.62% due 01/08/10	50,000,000	49,999,900
0.71% due 01/11/10	50,000,000	49,999,800
0.47% due 02/05/10	50,000,000	49,998,650
0.30% due 09/28/10	25,000,000	24,953,650
Freddie Mac**
0.22% due 07/19/10	250,000,000	249,727,750
0.85% due 01/19/10	50,000,000	49,999,600
0.86% due 01/26/10	50,000,000	49,999,400
0.20% due 06/28/10	50,000,000	49,963,550
0.85% due 02/08/10	50,000,000	49,958,681
0.20% due 07/06/10	50,000,000	49,949,150
0.27% due 09/15/10	30,000,000	29,947,080

Total Federal Agency
Discount Notes
(Cost $1,303,469,298)		1,303,905,519

FEDERAL AGENCY BONDS 26.0%(b)
Federal Agricultural
Mortgage Corp.
0.50% due 10/01/10	50,000,000	49,977,800
0.45% due 10/01/10	50,000,000	49,958,900
0.40% due 12/28/10	25,000,000	24,977,450
Federal Farm Credit Bank*
0.45% due 10/21/10	50,000,000	49,952,450
Federal Home Loan Bank*
1.10% due 03/30/10	50,000,000	50,114,500
1.10% due 03/11/10	50,000,000	50,089,250
0.87% due 01/26/10	50,000,000	50,022,300
1.12% due 06/30/10	25,000,000	25,004,600

	FACE	MARKET
	AMOUNT	VALUE

Federal Home Loan Banks*
0.57% due 12/29/10	$75,000,000	$74,993,175
0.50% due 10/29/10	50,000,000	49,975,500
0.50% due 10/29/10	50,000,000	49,975,250
0.50% due 09/29/10	41,685,000	41,635,520
0.48% due 05/11/10	25,000,000	25,024,650
0.57% due 07/06/10	15,000,000	15,018,480

Total Federal Agency Bonds
(Cost $606,900,010)		606,719,825

STRUCTURED NOTES 3.7%(b)††
Merrill Lynch & Co.,
S&P Diversified Trends
Indicator Price Return
Linked Notes 0.03%
due 05/20/10	20,000,000	20,083,926
Swedish Export Credit Corp.,
S&P Diversified Trends
Indicator Total Return
Linked Notes 0.00%
due 03/22/10	21,000,000	17,588,216
Goldman Sachs Group, Inc.,
S&P Diversified Trends
Indicator Total Return
Linked Notes 0.00%
due 06/09/10	15,000,000	14,403,209
Merrill Lynch & Co.,
S&P Diversified Trends
Indicator Price Return
Linked Notes 0.03%
due 06/24/10	15,000,000	13,405,323
Goldman Sachs Group, Inc.,
S&P Diversified Trends
Indicator Total Return
Linked Notes 0.00%
due 05/06/10	12,000,000	11,701,808
Swedish Export Credit Corp.,
S&P Diversified Trends
Indicator Total Return
Linked Notes 0.00%
due 10/04/10	10,000,000	9,254,268

Total Structured Notes
(Cost $93,000,000)		86,436,750

8	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MANAGED FUTURES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS 10.6%(b)†
HSBC Group
issued 12/31/09 at 0.00%
due 01/04/10	$89,571,596	$89,571,596
Morgan Stanley
issued 12/31/09 at 0.00%
due 01/04/10	73,383,958	73,383,958
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	62,202,170	62,202,170
Deutsche Bank
issued 12/31/09 at 0.00%
due 01/04/10	21,583,517	21,583,517

Total Repurchase Agreements
(Cost $246,741,241)		246,741,241

Total Investments 96.3%
(Cost $2,250,110,549)		$2,243,803,335

Other Assets in Excess of Liabilities – 3.7%		$86,464,529

Net Assets – 100.0%		$2,330,267,864

		Unrealized
	Contracts	Gain

COMMODITY FUTURES CONTRACTS PURCHASED(a)
March 2010 Copper
Futures Contracts
(Aggregate Market Value of Contracts $117,145,000)	1,400	$12,253,418
March 2010 Soybean
Futures Contracts
(Aggregate Market Value of Contracts $131,848,875)	2,515	7,242,905
March 2010 Corn
Futures Contracts
(Aggregate Market Value of Contracts $76,060,750)	3,670	5,202,905
March 2010 Natural Gas
Futures Contracts
(Aggregate Market Value of Contracts $47,384,100)	855	2,713,142
February 2010 Gold 100 Oz
Futures Contracts
(Aggregate Market Value of Contracts $70,666,200)	645	2,073,292
March 2010 Gasoline RBOB
Futures Contracts
(Aggregate Market Value of Contracts $95,590,215)	1,095	1,867,190
March 2010 WTI Crude
Futures Contracts
(Aggregate Market Value of Contracts $184,368,000)	2,300	1,266,973

		UNREALIZED
	CONTRACTS	Gain (Loss)

March 2010 Wheat
Futures Contracts
(Aggregate Market Value
of Contracts $39,800,250)	1,470	$1,174,422
March 2010 Cotton
Futures Contracts
(Aggregate Market Value
of Contracts $21,924,000)	580	1,090,719
March 2010 Heating Oil
Futures Contracts
(Aggregate Market Value
of Contracts $64,341,648)	720	805,311
February 2010 Lean Hogs
Futures Contracts
(Aggregate Market Value
of Contracts $34,899,200)	1,330	788,047
March 2010 Silver
Futures Contracts
(Aggregate Market Value
of Contracts $41,294,750)	490	442,370
March 2010 Cocoa
Futures Contracts
(Aggregate Market Value
of Contracts $20,739,600)	630	(257,625)
February 2010 Live Cattle
Futures Contracts
(Aggregate Market Value
of Contracts $66,430,600)	1,930	(569,067)
March 2010 Coffee
Futures Contracts
(Aggregate Market Value
of Contracts $29,303,438)	575	(1,182,451)

(Total Aggregate Market Value of Contracts $1,041,796,626)		$34,911,551

CURRENCY FUTURES CONTRACTS PURCHASED(a)
March 2010 Canadian Dollar
Futures Contracts
(Aggregate Market Value
of Contracts $21,116,640)	222	$114,140
March 2010 Australian Dollar
Futures Contracts
(Aggregate Market Value
of Contracts $41,013,600)	460	(592,181)
March 2010 Swiss Franc
Futures Contracts
(Aggregate Market Value
of Contracts $40,451,250)	335	(1,198,463)
March 2010 British Pound
Futures Contracts
(Aggregate Market Value
of Contracts $101,965,813)	1,010	(1,643,757)

See Notes to Financial Statements.                              THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT   |   9

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)
December 31, 2009
     MANAGED FUTURES STRATEGY FUND

		UNREALIZED
	CONTRACTS	LOSS

March 2010 EURO
Futures Contracts
(Aggregate Market Value
of Contracts $261,212,250)	1,460	$(12,263,653)
March 2010 Japanese Yen
Currency Futures Contracts
(Aggregate Market Value
of Contracts $241,135,813)	1,795	(19,083,397)

(Total Aggregate Market Value of Contracts $706,895,365)		$(34,667,311)

FUTURES CONTRACTS PURCHASED(a)
March 2010 U.S. Treasury
10 Year Note Futures Contracts
(Aggregate Market Value
of Contracts $152,809,766)	1,325	$(3,980,307)
March 2010 U.S. Treasury Bond
Futures Contracts
(Aggregate Market Value
of Contracts $134,842,500)	1,170	(7,659,142)

(Total Aggregate Market Value of Contracts $287,652,266)		$(11,639,449)

COMMODITY FUTURES CONTRACTS
SOLD SHORT(a)
March 2010 Sugar #11
Futures Contracts
(Aggregate Market Value
of Contracts $23,842,560)	800	$(3,437,582)

*	The issuer is a publicly traded company that operates under a Congressional charter; its securities are neither issued nor guaranteed by the U.S. Government.

**	On September 7, 2008, the issuer was placed in conservatorship by the Federal Housing Finance Agency (FHFA). As conservator, the FHFA has full powers to control the assets and operations of the firm.

†	Repurchase Agreements — See Note 6.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the Benchmark is $272,436,750 as of December 31, 2009 — See Note 2.

(a)	Value determined based on Level 1 inputs — See Note 7.

(b)	Value determined based on Level 2 inputs — See Note 7.
10	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED STATEMENT OF ASSETS AND LIABILITIES

December 31, 2009

Managed Futures
Strategy Fund

Assets
Investment Securities	$1,997,062,094
Repurchase Agreements	246,741,241

Total Investments	2,243,803,335
Segregated Cash with Broker	92,282,524
Receivable for Fund Shares Sold	4,882,198
Investment Income Receivable	305
Other Assets	1,246,114

Total Assets	2,342,214,476

Liabilities
Variation Margin on Futures Contracts	1,122,565
Payable for Fund Shares Redeemed	3,920,116
Investment Advisory Fees Payable	1,728,169
Transfer Agent and Administrative Fees Payable	543,425
Distribution and Service Fees Payable	701,448
Portfolio Accounting Fees Payable	96,649
Custody Fees Payable	71,732
Other Accrued Fees	3,762,508

Total Liabilities	11,946,612

Net Assets	$2,330,267,864

Net Assets Consist Of
Paid-In Capital	$2,354,663,343
Undistributed Net Investment Loss	(1,951,889)
Accumulated Net Realized Loss on Investments	(1,303,585)
Net Unrealized Depreciation on Investments	(21,140,005)

Net Assets	$2,330,267,864

A-Class	$636,082,734
C-Class	225,415,527
H-Class	1,468,769,603

Shares Outstanding

A-Class	23,724,061
C-Class	8,590,568
H-Class	54,782,966

Net Asset Values

A-Class	$26.81
A-Class Maximum Offering Price*	28.15
C-Class	26.24
H-Class	26.81

Cost of Investments	$2,250,110,549

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	11

CONSOLIDATED STATEMENT OF OPERATIONS

Year Ended December 31, 2009

Managed Futures
Strategy Fund

Investment Income
Interest	$12,292,473

Total Income	12,292,473

Expenses
Investment Advisory Fees	19,500,260
Transfer Agent and Administrative Fees	4,829,805
Distribution & Service Fees:
A-Class	1,264,652
C-Class	1,925,778
H-Class	3,083,709
Licensing Fees	7,761,742
Registration Fees	664,980
Trustees’ Fees*	202,644
Custody Fees	544,288
Miscellaneous	3,215,359

Total Expenses	42,993,217

Less Expenses Waived by Adviser	(2,112,951)

Total Waived Expenses	(2,112,951)

Net Expenses	40,880,266

Net Investment Loss	(28,587,793)

Realized And Unrealized Gain (loss) on Investments
Net Realized Gain (Loss) on:
Investment Securities	(11,254,413)
Futures Contracts	(20,244,337)

Total Net Realized Loss	(31,498,750)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(13,891,055)
Futures Contracts	(8,529,791)

Net Change in Unrealized Appreciation (Depreciation)	(22,420,846)

Net Loss on Investments	(53,919,596)

Net Decrease in Net Assets from Operations	$(82,507,389)

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.
12	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

	Managed Futures
	Strategy Fund
	Year	Period
	Ended	April 1, 2008 to	Year
	December 31,	December 31,	Ended
	2009	2008*	March 31,
	(Consolidated)	(Consolidated)	2008

From Operations
Net Investment Income (Loss)	$(28,587,793)	$(658,330)	$4,299,654
Net Realized Gain (Loss) on Investments	(31,498,750)	34,890,315	9,166,125
Net Change in Unrealized Appreciation (Depreciation) on Investments	(22,420,846)	(14,850,684)	15,936,657

Net Increase (Decrease) in Net Assets from Operations	(82,507,389)	19,381,301	29,402,436

Distributions to Shareholders from:
Net Investment Income
A-Class	—	(5,744,195)	—
C-Class	—	(2,478,921)	—
H-Class	—	(16,247,790)	—
Realized Gain on Investments
A-Class	—	(4,364,931)	(7,011)
C-Class	—	(1,968,218)	(2,198)
H-Class	—	(12,879,105)	(17,515)

Total Distributions to Shareholders	—	(43,683,160)	(26,724)

Share Transactions

Proceeds from Shares Purchased
A-Class	611,325,857	264,904,255	117,885,098
C-Class	161,271,111	96,665,792	44,369,104
H-Class	1,313,253,028	761,284,247	307,063,434

Redemption Fees Collected
A-Class	56,863	147,367	30,370
C-Class	22,494	64,578	9,542
H-Class	146,000	426,993	79,960

Value of Shares Purchased through Dividend Reinvestment
A-Class	—	9,171,044	6,244
C-Class	—	4,038,290	2,079
H-Class	—	26,028,813	16,284

Cost of Shares Redeemed
A-Class	(254,647,105)	(97,453,996)	(20,213,507)
C-Class	(52,321,662)	(18,152,660)	(3,549,917)
H-Class	(629,429,517)	(257,146,316)	(49,792,127)

Net Increase in Net Assets From Share Transactions	1,149,677,069	789,978,407	395,906,564

Net Increase in Net Assets	1,067,169,680	765,676,548	425,282,276
Net Assets—Beginning of Period	1,263,098,184	497,421,636	72,139,360

Net Assets—End of Period	$2,330,267,864	$1,263,098,184	$497,421,636

Undistributed (Distributions in Excess of) Net Investment Income—End of Period	$(1,951,889)	$(2,664,872)	$3,663,430

*	The Fund changed its fiscal year end from March 31 to December 31 in 2008.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	13

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

			Net	Net Increase
			Realized	(Decrease)									RATIOS TO
			and	in Net							NET		AVERAGE NET ASSETS:
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions				Net Increase	ASSET								Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net			Redemption	(Decrease)	VALUE,	Total							Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total		Fees	in Net Asset	END OF	Investment	Total		Net		Operating		Income		Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions		Collected	Value	PERIOD	Return††	Expenses		Expenses		Expenses◊		(Loss)		Rate	omitted)

Managed Futures Strategy Fund A-Class
December 31, 2009■	$28.04	$(.39)	$(.84)	$(1.23)	$—	$—	$—		$ —§	$(1.23)	$26.81	(4.39)%	2.16%		2.05%		2.05%		(1.42)%		125%	$636,083
December 31, 2008▲■	28.26	(—) §	.83	.83	(.57)	(.50)	(1.07)		.02	(.22)	28.04	2.96%	1.77%	**	1.77%	**	1.75%	**	(0.02)%	**	74%	298,987
March 31, 2008	25.03	.57	2.64	3.21	—	(—) §	(—)	§	.02	3.23	28.26	12.92%	1.72%		1.72%		1.69%		2.15%		154%	128,744
March 31, 2007*	25.00	.09	(.06)	.03	—	—	—		—§	.03	25.03	0.12%	1.81%	**	1.81%	**	1.81%	**	2.06%	**	20%	23,655

Managed Futures Strategy Fund C-Class
December 31, 2009■	27.65	(.58)	(.83)	(1.41)	—	—	—		—§	(1.41)	26.24	(5.10)%	2.92%		2.81%		2.81%		(2.17)%		125%	225,416
December 31, 2008▲■	28.04	(.16)	.82	.66	(.57)	(.50)	(1.07)		.02	(.39)	27.65	2.37%	2.51%	**	2.51%	**	2.49%	**	(0.78)%	**	74%	125,601
March 31, 2008	25.02	.35	2.65	3.00	—	(—) §	(—)	§	.02	3.02	28.04	12.08%	2.48%		2.48%		2.45%		1.30%		154%	46,005
March 31, 2007*	25.00	.05	(.03)	.02	—	—	—		—§	.02	25.02	0.08%	2.60%	**	2.60%	**	2.60%	**	1.15%	**	20%	2,703

Managed Futures Strategy Fund H-Class
December 31, 2009■	28.04	(.38)	(.85)	(1.23)	—	—	—		—§	(1.23)	26.81	(4.39)%	2.16%		2.05%		2.05%		(1.41)%		125%	1,468,770
December 31, 2008▲■	28.26	(.01)	.84	.83	(.57)	(.50)	(1.07)		.02	(.22)	28.04	2.96%	1.77%	**	1.77%	**	1.75%	**	(0.03)%	**	74%	838,511
March 31, 2008	25.03	.58	2.63	3.21	—	(—) §	(—)	§	.02	3.23	28.26	12.92%	1.73%		1.73%		1.70%		2.17%		154%	322,673
March 31, 2007*	25.00	.09	(.06)	.03	—	—	—		—§	.03	25.03	0.12%	1.77%	**	1.77%	**	1.77%	**	2.19%	**	20%	45,781

*	Since the commencement of operations: March 2, 2007.

**	Annualized.

†	Calculated using the average daily shares outstanding for the period.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

◊	Operating expenses exclude short dividends expense.

▲	The Fund changed its fiscal year end from March 31 to December 31 in 2008.

■	Consolidated.

§	Less than $.01 per share.
14	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1. Organization, Consolidation of Subsidiary and Significant Accounting Policies
Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the “1940 Act”) as a non-diversified, open-ended investment company. The Trust offers five separate classes of shares, Investor Class shares, Advisor Class shares, A-Class shares, C-Class shares, and H-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge. The sales charge varies depending on the amount purchased, but will not exceed 4.75%. A-Class share purchases of $1 million or more are exempt from the front end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At December 31, 2009, the Trust consisted of fifty-five separate Funds. This report covers the Managed Futures Strategy Fund (the “Fund”). Only A-Class, C-Class and H-Class shares have been issued by the Fund. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the Distributor) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
The consolidated financial statements include the accounts of a wholly-owned and controlled Cayman Islands subsidiary, (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Fund.
The Fund may invest up to 25% of its total assets in the Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
A summary of the Fund’s investment in the Subsidiary is as follows:

		Subsidiary	% of Total
	Inception	Net Assets at	Net Assets at
	Date of	December 31,	December 31,
	Subsidiary	2009	2009

Managed Futures Strategy Fund	05/01/08	$290,620,622	12.5%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-Counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the last quoted sales price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.
Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price at the close of business. Short-term debt securities with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m., adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before the Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	15

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Investments for which market quotations are not readily available are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sale transactions, rather than an operational cost associated with the day-to-day management of any mutual fund. The Fund may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
F. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
G. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
H. The Fund may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is

16	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
I. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
J. Throughout the normal course of business, the Fund enter into contracts that contains a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund and/or its affiliates that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.
2. Financial Instruments
As part of its investment strategy, the Trust may utilize short sales, and a variety of derivative instruments, including structured notes, options, futures, options on futures, and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counter-party’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, and swap agreements, the Fund is required to maintain collateral in various forms. The Fund uses, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, structured notes, options, futures contracts, options on futures contracts, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv)

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	17

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

the potential of counterparty default. The Trust has established strict counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
3. Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Fund uses derivative instruments, how these derivative instruments are accounted for and their effects on the Fund’s financial position and results of operations.
The Fund seeks to gain exposure to its benchmark by investing in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Fund’s net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage of Fund’s
Fund	net assets on a daily basis

Managed Futures Strategy Fund	85%
The following is a summary of the location of derivative investments on the Fund’s Statements of Assets and Liabilities as of December 31, 2009:

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives

Interest rate contracts	Investment Securities	Investment Securities
Currency/Commodity contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following table sets forth the fair value of the Fund’s derivative contracts by primary risk exposure as of December 31, 2009:

Asset Derivative Investments Value
	Futures	Futures	Futures
	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	December 31, 2009

Managed Futures Strategy Fund	$114,140	$36,920,694	$—	$37,034,834

Liability Derivative Investments Value
	Futures	Futures	Futures
	Currency	Commodity	Interest Rate	Total Value at
Fund	Contracts*	Contracts*	Contracts*	December 31, 2009

Managed Futures Strategy Fund	$34,781,451	$5,446,725	$11,639,449	$51,867,625

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Fund’s Statements of Operations as of December 31, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives

Currency/Commodity/Interest rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Fund’s realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statement of Operations categorized by primary risk exposure as of December 31, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures
	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total

Managed Futures Strategy Fund	$19,955,751	$(24,488,385)	$(15,711,703)	$(20,244,337)
18	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
	Futures	Futures	Futures
	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Total

Managed Futures Strategy Fund	$(23,507,103)	$29,521,773	$(14,544,461)	$(8,529,791)
4. Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Fund pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.90% of the average daily net assets. Rydex Investments provides transfer agent and administrative services to the Fund calculated at an annualized rate of 0.25% of the average daily net assets.
Rydex Investments also provides accounting services to the Fund for fees calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million.
Rydex Investments engages external service providers to perform other necessary services for the Fund, such as accounting and audit related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses are allocated to the Fund based on relative net assets. Organizational and setup costs for new funds are paid by the Trust.
The Trust has adopted a Distribution Plan applicable to its A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a Service Provider provides distribution services, the Trust will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 1.00% of the Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% reimburses the Distributor for paying the shareholder’s financial advisor an ongoing sales commission. The Distributor advances the first year’s service and distribution fees to the Financial Advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended December 31, 2009, the Distributor retained sales charges of $734,427 relating to sales of A Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
5. Federal Income Tax Information
The Fund intends to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2009), and has concluded that no provision for income tax was required in the Fund’s financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	19

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

At December 31, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value were as follows:
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Managed Futures Strategy Fund	$—	$—	$—
The tax character of distributions paid during the year ended December 31, 2008 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Managed Futures Strategy Fund	$24,351,793	$19,331,367	$43,683,160
The tax character of distributions paid during the year ended March 31, 2008 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Managed Futures Strategy Fund	$26,724	$—	$26,724
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. The tax character of distributable earnings/(accumulated losses) at December 31, 2009 was as follows:

	Undistributed	Undistributed	Net
	Ordinary	Long-Term	Unrealized	Capital Loss
Fund	Income	Capital Gain	Appreciation	Carryforward

Managed Futures Strategy Fund	$—	$—	$23,214,561	$(17,166,210)[1]
Capital Loss Carryforward amounts may be limited due to U.S. Treasury Regulations.
1 Expires in 2017.
At December 31, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Loss

Managed Futures Strategy Fund	$2,252,062,743	$547,146	$(8,806,554)	$(8,259,408)
Pursuant to Federal income tax regulations applicable to investment companies, the Fund has elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the period ended December 31, 2009, the following amount of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2010:

Fund	Capital

Managed Futures Strategy Fund	$(30,444,135)
6. Repurchase Agreements
The Fund transfers uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at December 31, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

HSBC Group	0.00% due 01/04/10	$415,000,000	$415,000,000	$415,000,000
Morgan Stanley	0.00% due 01/04/10	340,000,000	340,000,000	340,000,000
Mizuho Financial Group, Inc.	0.00% due 01/04/10	288,192,929	288,192,929	288,192,929
Deutsche Bank	0.00% due 01/04/10	100,000,000	100,000,000	100,000,000

			$1,143,192,929	$1,143,192,929

20	|	THE RYDEX|SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

At December 31, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Notes	01/31/14 — 12/31/16	1.75% — 3.25%	$458,850,000	$454,466,061
U.S. Treasury Bonds	02/15/20 — 08/15/23	6.25% — 8.50%	305,538,800	423,300,066
U.S. Treasury Bill	06/17/10	0.00%	294,254,600	293,956,814

				$1,171,722,941

In the event of counterparty default, the Fund has the right to collect the collateral to offset losses incurred. There is potential loss to the Fund in the event the Fund is delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Fund seek to assert its rights. The Fund’s investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Fund enters into repurchase agreements to evaluate potential risks.
7. Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2009:

	Level 1	Level 1		Level 2	Level 2
	Investments	Other Financial		Investments	Other Financial
Fund	In Securities	Instruments	*	In Securities	Instruments	*	Total

Assets
Managed Futures Strategy Fund	$—	$—		$2,243,803,335	$—		$2,243,803,335

Liabilities
Managed Futures Strategy Fund	—	14,832,791		—	—		14,832,791

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
8. Securities Transactions
For the year ended December 31, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

Managed Futures
Strategy Fund

Purchases	$142,992,000
Sales	$156,801,462
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	21

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

9. Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

				Shares Purchased through
	Shares Purchased			Dividend Reinvestment			Shares Redeemed			Net Shares Purchased
	Year	Period		Year	Period		Year	Period		Year	Period
	Ended	April 1, 2008 to	Year Ended	Ended	April 1, 2008 to	Year Ended	Ended	April 1, 2008 to	Year Ended	Ended	April 1, 2008 to	Year Ended
	December 31,	December 31,	March 31,	December 31,	December 31,	March 31,	December 31,	December 31,	March 31,	December 31,	December 31,	March 31,
	2009	2008*	2008	2009	2008*	2008	2009	2008*	2008	2009	2008*	2008

Managed Futures Strategy Fund
A-Class	22,459,882	9,257,513	4,382,451	(50)	318,162	235	(9,398,101)	(3,469,129)	(771,855)	13,061,731	6,106,546	3,610,831
C-Class	6,015,658	3,413,075	1,663,914	—	141,959	79	(1,967,210)	(653,598)	(131,337)	4,048,448	2,901,436	1,532,656
H-Class	48,159,122	26,656,212	11,517,109	13	902,667	614	(23,279,169)	(9,074,000)	(1,928,419)	24,879,966	18,484,879	9,589,304

*	The Fund changed its fiscal year from March 31 to December 31 in 2008.
22	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

10. Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 331/3% of a Fund’s net assets, 331/3% of a Fund’s assets held by the Custodian or 331/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. As of and for the year ended December 31, 2009, the Funds did not have any outstanding borrowings under this agreement.
11. New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 7. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
12. Subsequent Events
Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 26, 2010, the date the financial statements were available to be issued.
On February 15, 2010, Security Benefit Mutual Holding Company (“SBMHC”), the parent company of Security Benefit Corporation (“SBC”) and the ultimate parent company of Rydex Investments, entered into a Purchase and Sale Agreement whereby Guggenheim SBC Holdings LLC (“Guggenheim Holdings”) will, subject to regulatory approval, policyholder approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC, purchase all of the issued and outstanding stock of SBC (the “SBC Purchase Transaction”). The SBC Purchase Transaction would result in a change of control of Rydex Investments whereby SBC and its subsidiaries would be wholly-owned by Guggenheim Holdings. If the SBC Purchase Transaction does not close, other than as a result of a breach by Guggenheim Holdings or for certain other reasons, then SBC will sell its asset management business to Guggenheim Holdings, which would include Rydex Investments and would result in a change of control of Rydex Investments. The sale of SBC’s asset management business, like the SBC Purchase Transaction, would be subject to regulatory approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	23

REPORT OF INDEPENDENT REGISTERED PUBLIC
ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of RYDEX | SGI Managed Futures Strategy Fund (one of the series constituting the Rydex Series Funds) (the “Fund”) as of December 31, 2009, and the related consolidated statement of operations for the year then ended, and the statements of changes in net assets and financial highlights for each of the periods indicated therein (consolidated for the periods ended December 31, 2009 and 2008). These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Fund’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of RYDEX | SGI Managed Futures Strategy Fund series of the Rydex Series Funds at December 31, 2009, the consolidated results of its operations for the year then ended, and the changes in its net assets and its financial highlights for each of the periods indicated therein (consolidated for the periods ended December 31, 2009 and 2008), in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
February 26, 2010
24	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve (or renew) an investment advisory agreement.
Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”) (the “Advisory Agreement”), with respect to existing funds in the Trust, including the funds discussed in this Annual Report, the Managed Futures Strategy Fund, the Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund, and the Commodities Strategy Fund (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the Advisory Agreement, the Board, including all of the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Advisory Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund’s overall fees
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	25

OTHER INFORMATION (Unaudited) (continued)

and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies and compliance procedures applicable to personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to each of the Funds; and (c) agreed to renew the Advisory Agreement for an additional one-year term.
In approving the continuation of the Advisory Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. In addition, the Board reviewed and considered each Fund’s investment in wholly-owned and controlled Cayman Islands subsidiaries (each a “Subsidiary”), and noted that each Subsidiary has entered into a separate advisory agreement with Rydex Investments for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays Rydex Investments a management fee at the same rate that the Subsidiary’s corresponding Fund pays Rydex Investments. The Board noted that Rydex Investments has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to Rydex Investments by each Fund’s Subsidiary and that the contractual fee waiver will continue in effect for so long as each Fund invests in its Subsidiary. The Board further noted that the contractual fee waiver may not be terminated by Rydex Investments unless the Board approves such termination. With regard to the Commodities Strategy Fund, the Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the Fund. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds.
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Commodities Strategy Fund, the Commodities Strategy Fund’s peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s (with the exception of the Multi-Hedge Strategies Fund) ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the lack of a sizeable peer group for certain of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher than the total expenses of the peer funds, due in part to differing
26	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited) (concluded)

share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.
Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the funds, including the Commodities Strategy Fund, to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to the Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	27

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen
John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
Rydex Dynamic Funds – 1999
Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005
Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003
Principal Occupations During Past Five Years: Owner, Arrow Limousine

28	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	29

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos* Controller (1974)	Controller of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
30	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

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DECEMBER 31 , 2009
RYDEX SERIES FUNDS ANNUAL REPORT
ALTERNATIVE INVESTMENT FUNDS
RYDEX|SGI LONG/SHORT COMMODITIES STRATEGY FUND
RYDEX|SGI MULTI-HEDGE STRATEGIES FUND
(Formerly, Absolute Return Strategies Fund)
SPECIALTY FUND
RYDEX COMMODITIES STRATEGY FUND

This report and the financial statements contained herein are submitted for the general information of our shareholders. The report is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.
Distributed by Rydex Distributors, Inc.

TABLE OF CONTENTS

LETTER TO OUR SHAREHOLDERS	2

ABOUT SHAREHOLDERS’ FUND EXPENSES	4

PERFORMANCE REPORTS AND FUND PROFILES	6

CONSOLIDATED SCHEDULES OF INVESTMENTS	12

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES	26

STATEMENTS OF OPERATIONS	27

STATEMENTS OF CHANGES IN NET ASSETS	28

FINANCIAL HIGHLIGHTS	30

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS	32

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM	45

OTHER INFORMATION	46

INFORMATION ON BOARD OF TRUSTEES AND OFFICERS	49
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	1

LETTER TO OUR SHAREHOLDERS

DEAR SHAREHOLDER,
On September 15, 2009, Federal Reserve (Fed) Chairman Ben Bernanke stated that “the recession is very likely over.” Indications are that we are in fact emerging from what has been termed the “Great Recession,” but significant risks linger due to the aftershocks of the 2008 financial and liquidity crisis.
Despite the strong advance to end the year, 2009 marked the end of one of the all-time worst decades of performance for the U.S. equity markets, with an average annual return of -.95%. However, economic trends over the last year suggest that conditions are improving. One sign is an exceptionally strong equity market. From March 9 (the market’s low point) until the end of 2009, the U.S. equity market was up 67.80% as measured by the S&P 500® Index. Strong equity returns across multiple indices, including the MSCI EAFE Index® (up 32.43% for the year), reflected investors’ increased appetite for risk.
More signs of economic improvement
Emerging markets posted even stronger returns—the MSCI Emerging Markets Index, for instance, was up 78.58% in 2009. Additionally, all 10 underlying economic sectors posted positive returns during the one-year period, with information technology (59.92%) and materials (45.22%) leading the way. Among the laggards for the year, utilities (6.80%) and telecom (2.63%) still managed to produce positive returns. Along with traditional assets, hedge fund managers enjoyed the favorable market environment in 2009 with returns of 20.04% as measured by the HFRI Fund Weighted Composite Index, which is an equal weighted index of more than 2,000 single manager hedge funds. Those strong returns were in contrast to a poor showing in 2008, when the composite index was down 19%. Another good sign: After a significant spike at the height of the financial crisis in the fall of 2008, implied market volatility levels as measured by the VIX Index have steadily trended down to more normal levels.
Improving housing conditions and increases in consumer spending—combined with significant reduction of inventories—lifted the U.S. economy out of recession in the third quarter of 2009. Real GDP grew at a rate of 2.2% for the quarter. U.S. consumer confidence, as measured by the Conference Board Consumer Confidence Index, rose in December to 52.9 —the second straight month of improvement. Consumer outlook has improved somewhat from early in 2009, although concerns relating to the job market continue to weigh on consumers. Another sign of stronger economic conditions is existing home sales, which continued to improve—in November, existing home sales increased 7.4% from the prior month.
Reasons for caution in 2010
While many indicators are positive, certain risks remain. One of the major areas of concern is U.S. employment. The pace of job losses has slowed considerably from late 2008 and early 2009, when the change to non-farm payrolls shed as much as 741,000 jobs in a month. However, in December, despite modest growth in the prior month, 85,000 jobs were lost. The unemployment rate remained unchanged at 10% only due to the fact that the labor force declined by 661,000 workers.
Looking at 2010, some questions remain. How (and in what timeframe) will the Fed orchestrate an exit to the massive amount of quantitative easing it has implemented? Will inflationary pressures force the Fed to raise rates prematurely or will excess productive capacity counter those risks? How will the government grapple with deficit issues while promoting job growth necessary to support the fragile economy?
So far, the Fed has signaled that it will maintain an “exceptionally low” interest rate target for some time—in fact, there is a reasonable chance that the Fed will not increase rates until early 2011. If financial conditions continue to improve, the Fed will not need to further expand its credit easing policies and may
2	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

LETTER TO OUR SHAREHOLDERS (concluded)

begin an orderly exit to the existing programs. The major risks for the U.S. economy include long-run negative implications to carrying large budget deficits. Labor conditions also factor largely into the equation, with the risk of continued rising unemployment undermining the economic recovery.
In any case, the broad array of product offerings at Rydex|SGI can help investors either hedge or augment exposures to the equity or fixed-income markets, as well as introduce alternative assets and strategies into a portfolio to improve overall diversification. Thank you for the trust you place in us.
Sincerely,
Michael Byrum
President & Chief Investment Officer
Performance displayed represents past performance, which is no guarantee of future results.
Fund performance is subject to daily market volatility and may be better or worse since the end of the last quarter. For up-to-date fund performance, call 800.820.0888 or visit www.rydex-sgi.com.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	3

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited)

All mutual funds have operating expenses and it is important for our shareholders to understand the impact of costs on their investments. Shareholders of a Fund incur two types of costs: (i) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (ii) ongoing costs, including management fees, administrative services, and shareholder reports, among others. These ongoing costs, or operating expenses, are deducted from a fund’s gross income and reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets, which is known as the expense ratio. The following examples are intended to help investors understand the ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period and held for the entire six-month period beginning June 30, 2009 and ending December 31, 2009.
The following tables illustrate a Fund’s costs in two ways:
Table 1. Based on actual Fund return. This section helps investors estimate the actual expenses paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. Investors may use the information here, together with the amount invested, to estimate the expenses paid over the period. Simply divide the Fund’s account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number provided under the heading “Expenses Paid During Period.”
Table 2. Based on hypothetical 5% return. This section is intended to help investors compare a Fund’s cost with those of other mutual funds. The table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses paid during the period. The example is useful in making comparisons because the U.S. Securities and Exchange Commission (the “SEC”) requires all mutual funds to calculate expenses based on the 5% return. Investors can assess a Fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Certain retirement plans such as IRA, SEP, Roth IRA and 403(b) accounts are charged an annual $15 maintenance fee. Upon liquidating a retirement account, a $15 account closing fee will be taken from the proceeds of the redemption.
The calculations illustrated above assume no shares were bought or sold during the period. Actual costs may have been higher or lower, depending on the amount of investment and the timing of any purchases or redemptions.
Note that the expenses shown in the table are meant to highlight and help compare ongoing costs only and do not reflect any transactional costs which may be incurred by a Fund.
More information about a Fund’s expenses, including annual expense ratios for the past five years, can be found in the Financial Highlights section of this report. For additional information on operating expenses and other shareholder costs, please refer to the appropriate Fund prospectus.
4	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

ABOUT SHAREHOLDERS’ FUND EXPENSES (Unaudited) (concluded)

		Beginning	Ending	Expenses
	Expense	Account Value	Account Value	Paid During
	Ratio †	June 30, 2009	December 31, 2009	Period	*

Table 1. Based on actual Fund return
Long/Short Commodities Strategy Fund
A-Class	1.87%	$1,000.00	$953.30	$9.21
C-Class	2.63%	1,000.00	948.90	12.92
H-Class	1.87%	1,000.00	952.90	9.20
Multi-Hedge Strategies Fund
A-Class	2.44%	1,000.00	1,019.80	12.42
C-Class	3.16%	1,000.00	1,015.80	16.06
H-Class	2.37%	1,000.00	1,019.80	12.07
Commodities Strategy Fund
A-Class	1.45%	1,000.00	1,033.40	7.43
C-Class	2.22%	1,000.00	1,029.30	11.36
H-Class	1.44%	1,000.00	1,033.40	7.38

Table 2. Based on hypothetical 5% return (before expenses)
Long/Short Commodities Strategy Fund
A-Class	1.87%	1,000.00	1,015.78	9.50
C-Class	2.63%	1,000.00	1,011.95	13.34
H-Class	1.87%	1,000.00	1,015.78	9.50
Multi-Hedge Strategies Fund
A-Class	2.44%	1,000.00	1,014.57	12.38
C-Class	3.16%	1,000.00	1,010.84	16.00
H-Class	2.37%	1,000.00	1,014.72	12.03
Commodities Strategy Fund
A-Class	1.45%	1,000.00	1,017.90	7.37
C-Class	2.22%	1,000.00	1,014.01	11.27
H-Class	1.44%	1,000.00	1,017.95	7.32

*	Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by the number of days in the current fiscal year.

†	This ratio represents annualized Total Expenses, which include dividend expense from securities sold short. Excluding short dividend expense and prime broker interest expense, the operating expense ratio would be 1.02%, 1.02% and 1.02% lower in the Multi-Hedge Strategies Fund for the A-Class, C-Class and H-Class, respectively.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	5

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited)

LONG/SHORT COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that match the performance of a specific benchmark that measures trends in the commodity futures markets on a daily basis. The Fund’s current benchmark is the JPMorgan Core Commodity-Investable Global Asset Rotator Sigma Long-Short Total Return Index (the “underlying index” or the “C-IGAR Sigma”).
Inception: June 25, 2009
The Rydex|SGI Long/Short Commodities Strategy Fund’s inception date was June 25, 2009. From inception through December 31, 2009, the Fund’s H-Class returned -3.76%, compared with 0.06% for its benchmark, the C-IGAR Sigma Index. Lead, natural gas and gold were among the commodities which provided the most performance to the Index during the year. Brent crude oil and corn were among the commodities which provided the least performance to the C-IGAR Sigma Index during the year. At year end, seven components were long and one component was short. The long components were gasoline, soybeans, silver and all four industrial metals. The only short component at year end was wheat.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	June 25, 2009
C-Class	June 25, 2009
H-Class	June 25, 2009
The Fund invests principally in commodity-linked instruments including structured notes, exchange-traded funds, and in commodity-linked derivative instruments, including swap agreements, commodity options, futures and options futures.

6	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

LONG/SHORT COMMODITIES STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75% .
TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class		C-Class		H-Class
	(06/25/09)		(06/25/09)		(06/25/09)
	SINCE	SINCE	SINCE	SINCE	SINCE
	INCEPTION	INCEPTION*	INCEPTION	INCEPTION**	INCEPTION

LONG/SHORT COMMODITIES STRATEGY FUND	-3.72%	-8.30%	-4.16%	-5.12%	-3.76%
S&P 500 INDEX	22.50%	22.50%	22.50%	22.50%	22.50%
C-IGAR SIGMA LONG-SHORT TOTAL RETURN INDEX	0.06%	0.06%	0.06%	0.06%	0.06%

*	Fund returns are calculated using the maximum sales charge of 4.75% .

**	Fund returns include a contingent deferred sales charge (“CDSC”) of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the C-IGAR Sigma Long-Short Total Return Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	7

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

MULTI-HEDGE STRATEGIES FUND
(Formerly, Absolute Return Strategies Fund)
OBJECTIVE: Seeks long-term capital appreciation with less risk than traditional equity funds.
Inception: September 19, 2005
During 2009, the objective for the fund was changed to focus on the components of hedge fund performance which provide the greatest diversification benefit to a portfolio. The old objective focused on tracking hedge fund performance in general. The new objective focuses on generating long-term capital appreciation while managing portfolio risk.
For the one-year period ended December 31, 2009, Multi-Hedge Strategies Fund’s H-Class returned -2.65%, as opposed to its benchmark, the HFRX Global Hedge Fund Index, which ended the year up 13.17% . Three (equity long/short, global macro and merger arbitrage) of the five hedged strategies employed by the Fund contributed positive returns to the fund while the two others (equity market neutral and fixed income) detracted from performance. Our equity long/short exposure contributed the most to returns, 3.2%, as one would expect given the strong equity market rally. The global macro strategy also contributed positive returns to Fund performance adding 1.2% . In 2009, macro funds were down 8.8% on average according to the Investable HFR indices. We are pleased with the performance of this strategy relative to this benchmark. Merger Arbitrage contributed .58% to Fund performance. Our implementation of this strategy returned 6.7%, trailing the Investable HFR Merger Arbitrage Index by 1.4% . Due to individual position constraints and the low level of deal volume, our merger arbitrage portfolio was de-leveraged relative to other funds.
Equity Market Neutral struggled in 2009, detracting 2.4% from Fund performance. Momentum-based equity selection strategies had a particularly challenging year, losing more than 30%. Value- and growth-based strategies did not perform as poorly, but both were in negative territory as well. In June, we transitioned to a single optimization of our equity market neutral basket from separate optimizations for value, growth and momentum. We believe this will provide a more balanced market neutral portfolio. Over the course of the second half of 2009, this portfolio returned 1.5% versus a loss of 2.2% for the Investable HFR Equity Market Neutral Index.
Our fixed income strategies, which consist of government bond yield and spread trades, subtracted 0.2% from Fund performance during the year. These strategies are a small component of the HFR Relative Value sub-index. While this broader index did extremely well, returning 38.5% in 2009, our lack of exposure to other elements of this Index, such as Convertible Arbitrage, was the primary reason for the Fund’s underperformance of the broad Investable HFR Global Index.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	September 19, 2005
C-Class	September 19, 2005
H-Class	September 19, 2005

Ten Largest Long Holdings
(% of Total Net Assets)

BJ Services Co.	1.5%
Sun Microsystems, Inc.	1.4%
Affiliated Computer Services, Inc. — Class A	1.3%
Marvel Entertainment, Inc.	1.2%
Varian, Inc.	1.1%
Black & Decker Corp.	1.1%
iShares MSCI Chile Investable Market Index Fund	1.0%
Financial Federal Corp.	0.9%
PepsiAmericas, Inc.	0.9%
Pepsi Bottling Group, Inc.	0.9%

Top Ten Total	11.3%

“Ten Largest Holdings” exclude any temporary cash or derivative investments

8	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

MULTI-HEDGE STRATEGIES FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75% .
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class				C-Class			H-Class
	(09/19/05)				(09/19/05)			(09/19/05)

	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

MULTI-HEDGE STRATEGIES FUND	-2.60%	-7.22%	-2.91%	-4.01%	-3.35%	-4.32%	-3.63%	-2.65%	-2.90%
S&P 500 INDEX	26.47%	26.47%	-0.18%	-0.18%	26.47%	26.47%	-0.18%	26.47%	-0.18%
HFRX GLOBAL HEDGE FUND INDEX	13.17%	13.17%	0.17%	0.17%	13.17%	13.17%	0.17%	13.17%	0.17%

*	Fund returns are calculated using the maximum sales charge of 4.75% .

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the HFRX Global Hedge Fund Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	9

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (continued)

COMMODITIES STRATEGY FUND
OBJECTIVE: Seeks to provide investment results that correlate to the performance of a benchmark for commodities. The Fund’s current benchmark is the S&P Goldman Sachs Commodity Index (“GSCI™”) (formerly known as the S&P GSCI Total Return Index).
Inception: May 25, 2005
For the one-year period ended December 31, 2009, Rydex Commodities Strategy Fund H-Class shares returned 7.09%, compared with 13.49% for its benchmark, the S&P GSCI Commodity Index. The GSCI rebounded from its worst year ever in 2008 to post a modest positive return in 2009. The GSCI relied on its heavy weighting in the energy space, along with a late rally in natural gas, to post this gain. The metals space, both precious and industrial, posted solid gains with copper up over 100% and gold up 25%. Signs of an economic turnaround in the latter months of the year contributed to favorable pricing for copper, lead and zinc, the commodities that contributed the most to Fund performance for the year, while other commodities, including gold and oil were beneficiaries of more favorable economic expectations. Natural gas, Kansas wheat and Chicago wheat were among the commodities that contributed to the least to overall Fund performance.

Holdings Diversification (Market Exposure as % of Net Assets)
“Holdings Diversification (Market Exposure as % of Net Assets)” excludes any temporary cash investments.

Inception Dates:

A-Class	May 25, 2005
C-Class	May 25, 2005
H-Class	May 25, 2005
The Fund invests principally in exchange traded funds and in derivative instruments such as structured notes, futures contracts, and options on index futures.

10	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

PERFORMANCE REPORTS AND FUND PROFILES (Unaudited) (concluded)

COMMODITIES STRATEGY FUND
Cumulative Fund Performance

†	Initial investment has been adjusted for the maximum sales charge of 4.75% .
AVERAGE ANNUAL TOTAL RETURNS FOR THE PERIOD ENDED 12/31/09

	A-Class				C-Class			H-Class
	(05/25/05)				(05/25/05)			(05/25/05)

	ONE	ONE	SINCE	SINCE	ONE	ONE	SINCE	ONE	SINCE
	YEAR	YEAR*	INCEPTION	INCEPTION*	YEAR	YEAR**	INCEPTION	YEAR	INCEPTION

COMMODITIES STRATEGY FUND	7.09%	1.99%	-7.55%	-8.52%	6.30%	5.30%	-8.25%	7.09%	-7.55%
S&P 500 INDEX	26.47%	26.47%	0.69%	0.69%	26.47%	26.47%	0.69%	26.47%	0.69%
S&P GSCI COMMODITY INDEX	13.49%	13.49%	-5.07%	-5.07%	13.49%	13.49%	-5.07%	13.49%	-5.07%

*	Fund returns are calculated using the maximum sales charge of 4.75% .

**	Fund returns include a CDSC of 1% if redeemed within 12 months of purchase.
The returns presented above do not reflect the effects of taxes. Past performance is no guarantee of future results. The S&P 500 Index and the S&P GSCI Commodity Index are unmanaged indices and, unlike the Fund, have no management fees or other operating expenses to reduce their reported returns. Returns are historical and include changes in principal and reinvested dividends and capital gains. The graphs are based on A-Class shares and H-Class shares only; performance for C-Class shares will vary due to differences in fee structure.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	11

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009
     LONG/SHORT COMMODITIES STRATEGY FUND

	FACE	MARKET
	AMOUNT	VALUE

STRUCTURED NOTES† 14.4%(b)
JPMorgan Chase & Co.,
C-IGAR Sigma Long-Short
Total Return Index
Linked Notes
due 12/01/10	$8,000,000	$7,468,393
JPMorgan Chase & Co.,
C-IGAR Sigma Long-Short
Total Return Index
Linked Notes
due 10/20/10	4,000,000	3,386,182
JPMorgan Chase & Co.,
C-IGAR Sigma Long-Short
Total Return Index
Linked Notes 0.55%
due 07/09/10	1,500,000	1,455,194

Total Structured Notes
(Cost $13,500,000)		12,309,769

REPURCHASE AGREEMENTS†† 78.2%(b)
HSBC Group
issued 12/31/09 at 0.00%
due 01/04/10	24,213,921	24,213,921
Morgan Stanley
issued 12/31/09 at 0.00%
due 01/04/10	19,837,912	19,837,912
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	16,815,135	16,815,135
Deutsche Bank
issued 12/31/09 at 0.00%
due 01/04/10	5,834,680	5,834,680

Total Repurchase Agreements
(Cost $66,701,648)		66,701,648

Total Investments 92.6%
(Cost $80,201,648)		$79,011,417

Other Assets in Excess
of Liabilities — 7.4%		$6,298,987

Net Assets – 100.0%		$85,310,404

		Unrealized
	Contracts	Gain

COMMODITY FUTURES CONTRACTS PURCHASED(a)
February 2010 Gasoline RBOB
Futures Contracts
(Aggregate Market Value
of Contracts $7,010,842)	81	$469,041

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

February 2010 LME Nickel
Futures Contracts
(Aggregate Market Value
of Contracts $6,657,480)	60	$372,858
February 2010 Copper
Futures Contracts
(Aggregate Market Value
of Contracts $7,420,375)	89	355,854
February 2010 LME Lead
Futures Contracts
(Aggregate Market Value
of Contracts $6,470,825)	107	304,901
March 2010 Soybean
Futures Contracts
(Aggregate Market Value
of Contracts $6,605,550)	126	143,984
February 2010 LME Primary Aluminum
Futures Contracts
(Aggregate Market Value
of Contracts $6,201,300)	112	(59,035)
March 2010 Silver
Futures Contracts
(Aggregate Market Value
of Contracts $6,320,625)	75	(361,083)

(Total Aggregate Market Value
of Contracts $46,686,997)		$1,226,520

COMMODITY FUTURES CONTRACT
SOLD SHORT(a)
March 2010 Wheat
Futures Contracts
(Aggregate Market Value
of Contracts $6,660,450)	246	$(194,271)

†	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the C-IGAR Sigma Long-Short Total Return Index is $39,309,769 as of December 31, 2009 — See Note 2.

††	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
12	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.
1

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

COMMON STOCKS 51.1%(a)

INFORMATION TECHNOLOGY 9.4%
Sun Microsystems, Inc.*§	176,010	$1,649,214
Affiliated Computer
Services, Inc. — Class A*§	25,520	1,523,289
3Com Corp.*§	123,990	929,925
Altera Corp.§	25,001	565,773
Computer Sciences Corp.*§	8,880	510,866
Hewlett-Packard Co.§	6,490	334,300
Tech Data Corp.*§	7,100	331,286
Jabil Circuit, Inc.§	18,541	322,057
EMC Corp.*§	15,915	278,035
Sohu.com, Inc.*§	4,820	276,090
Switch and Data Facilities Co.*§	12,800	258,688
Fiserv, Inc.*§	5,180	251,126
Micron Technology, Inc.*§	22,781	240,567
CA, Inc.§	10,330	232,012
Diebold, Inc.§	8,020	228,169
Corning, Inc.§	11,150	215,306
Broadridge Financial
Solutions, Inc.§	9,460	213,418
Akamai Technologies, Inc.*§	8,220	208,213
Compuware Corp.*§	28,111	203,243
Brocade Communications
Systems, Inc.*§	26,121	199,303
Western Digital Corp.*§	4,490	198,233
Xilinx, Inc.§	7,850	196,721
QLogic Corp.*§	10,000	188,700
Apple Computer, Inc.*§	840	177,122
Dolby Laboratories, Inc. —
Class A*§	3,161	150,875
ANSYS, Inc.*§	2,980	129,511
eBay, Inc.*§	5,140	120,996
Ingram Micro, Inc. —
Class A*§	6,590	114,995
Cypress Semiconductor
Corp.*§	10,540	111,302
Broadcom Corp. —
Class A*§	3,100	97,495
Cree, Inc.*§	1,490	83,991
Genpact Ltd.*§	5,230	77,927
Fidelity National Information
Services, Inc.§	3,190	74,774
F5 Networks, Inc.*§	1,352	71,629
Ciena Corp.*§	5,820	63,089
Red Hat, Inc.*§	1,831	56,578
i2 Technologies, Inc.*	2,420	46,270
Marvell Technology Group
Ltd.*§	2,150	44,613
Teradata Corp.*§	1,130	35,516
Cognizant Technology Solutions
Corp. — Class A*§	470	21,291
Google, Inc. — Class A*§	30	18,599

		MARKET
	SHARES	VALUE

Ariba, Inc.*§	1,340	$16,777
Silicon Laboratories, Inc.*§	300	14,502
Amphenol Corp.§	180	8,312
Avnet, Inc.*§	210	6,334
BMC Software, Inc.*	4	160
Global Payments, Inc.	2	108
VMware, Inc.*	1	42
Flir Systems, Inc.*	1	33

Total Information Technology		11,097,375

HEALTH CARE 6.7%
Varian, Inc.*	24,700	1,273,038
IMS Health, Inc.	44,250	931,905
Biogen Idec, Inc.*§	13,360	714,760
LifePoint Hospitals, Inc.*§	13,560	440,836
Baxter International, Inc.§	6,690	392,569
Watson Pharmaceuticals,
Inc.*§	8,840	350,152
ResMed, Inc.*§	5,400	282,258
Universal Health Services, Inc. —
Class B§	9,100	277,550
Community Health
Systems, Inc.*§	7,080	252,048
Express Scripts, Inc.*§	2,710	234,280
Gilead Sciences, Inc.*§	5,110	221,161
Mylan Laboratories, Inc.*§	11,500	211,945
Lincare Holdings, Inc.*§	5,400	200,448
Medco Health Solutions, Inc.*§	2,720	173,835
Abbott Laboratories§	2,990	161,430
Millipore Corp.*§	2,150	155,553
Allscripts Healthcare Solutions,
Inc.*§	6,360	128,663
Amgen, Inc.*§	2,190	123,888
Endo Pharmaceuticals
Holdings, Inc.*§	5,780	118,548
Omnicare, Inc.§	4,850	117,322
Inverness Medical Innovations*	424	112,716
Edwards Lifesciences Corp.*§	1,260	109,431
Health Management
Associates, Inc. — Class A*§	14,311	104,041
Thermo Fisher Scientific, Inc.*§	1,980	94,426
McKesson Corp.§	1,490	93,125
athenahealth, Inc.*§	1,900	85,956
Cerner Corp.*§	880	72,547
Eclipsys Corp.*§	3,420	63,338
Hospira, Inc.*§	1,020	52,020
Intuitive Surgical, Inc.*§	170	51,564
Cardinal Health, Inc.§	1,470	47,393
VCA Antech, Inc.*§	1,660	41,367
Johnson & Johnson§	630	40,578
Phase Forward, Inc.*§	2,640	40,524
Computer Programs &
Systems, Inc.§	830	38,222
Omnicell, Inc.*§	2,710	31,680
Boston Scientific Corp.*§	3,100	27,900

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	13
2

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Bristol-Myers Squibb Co.§	870	$21,968
OSI Pharmaceuticals, Inc.*§	610	18,928
MedAssets, Inc.*§	870	18,453
Perrigo Co.§	312	12,430
Teva Pharmaceutical
Industries Ltd. — SP ADR§	40	2,247
Becton, Dickinson and Co.	10	789
Onyx Pharmaceuticals, Inc.*	1	29
Myriad Pharmaceuticals, Inc.*	5	25

Total Health Care		7,943,886

CONSUMER DISCRETIONARY 6.5%
Marvel Entertainment, Inc.*§	27,210	1,471,517
Black & Decker Corp.§	19,180	1,243,439
Hasbro, Inc.§	11,550	370,293
DIRECTV*§	9,681	322,861
Burger King Holdings, Inc.§	16,260	306,013
Priceline.com, Inc.*§	1,020	222,870
Ross Stores, Inc.§	3,600	153,756
NutriSystem, Inc.§	4,680	145,876
Darden Restaurants, Inc.§	4,010	140,631
D.R. Horton, Inc.§	12,690	137,940
Interpublic Group of
Companies, Inc.*§	18,221	134,471
Comcast Corp. — Class A§	7,950	134,037
The Gap, Inc.§	6,210	130,099
John Wiley & Sons, Inc. —
Class A§	2,820	118,102
PetMed Express, Inc.§	6,520	114,948
Garmin Ltd.§	3,630	111,441
Amazon.com, Inc.*§	821	110,441
Lennar Corp. — Class A§	8,070	103,054
AutoNation, Inc.*§	5,270	100,920
Stamps.com, Inc.*§	11,190	100,710
Exide Technologies*§	13,770	97,905
Overstock.com, Inc.*§	6,830	92,615
LKQ Corp.*§	4,600	90,114
Time Warner Cable, Inc.§	2,100	86,919
Petsmart, Inc.§	3,200	85,408
Liberty Global, Inc. — Class A*§	3,750	82,162
Superior Industries
International, Inc.§	5,220	79,866
Guess?, Inc.§	1,810	76,563
Virgin Media, Inc.§	4,150	69,844
McDonald’s Corp.§	990	61,816
Lowe’s Companies, Inc.§	2,620	61,282
Shutterfly, Inc.*§	3,210	57,170
CBS Corp.§	3,980	55,919
Best Buy Company, Inc.§	1,260	49,720
Netflix, Inc.*§	870	47,972
Cedar Fair -LP	4,120	47,009
Big Lots, Inc.*§	1,551	44,948
Staples, Inc.§	1,800	44,262
TJX Companies, Inc.§	1,192	43,568
Brinker International, Inc.§	2,850	42,522
VF Corp.§	550	40,282

		MARKET
	SHARES	VALUE

Chipotle Mexican Grill, Inc. —
Class A*§	450	$39,672
Blue Nile, Inc.*§	570	36,098
Bed Bath & Beyond, Inc.*§	910	35,153
Brink’s Home Security
Holdings, Inc.*§	1,060	34,598
GameStop Corp.*§	1,500	32,910
Limited Brands, Inc.§	1,700	32,708
Family Dollar Stores, Inc.§	1,160	32,283
Autoliv, Inc.§	740	32,086
Federal Mogul Corp. —
Class A*§	1,710	29,583
CTC Media, Inc.*§	1,950	29,055
WMS Industries, Inc.*§	720	28,800
AutoZone, Inc.*§	181	28,611
International Speedway
Corp. — Class A§	980	27,881
Royal Caribbean
Cruises Ltd.*§	1,100	27,808
Sherwin-Williams Co.§	430	26,509
Advance Auto Parts, Inc.§	640	25,907
Lamar Advertising Co.*§	830	25,805
Warner Music Group Corp.*§	4,210	23,829
O’Reilly Automotive, Inc.*§	580	22,110
Viacom, Inc. — Class B*§	510	15,162
Johnson Controls, Inc.§	540	14,710
HSN, Inc.*§	680	13,729
Dollar Tree, Inc.*§	280	13,524
TRW Automotive
Holdings Corp.*§	300	7,164
Raser Technologies, Inc.*§	3,390	4,204
Cooper Tire & Rubber Co.§	70	1,403
DeVry, Inc.	4	227
DreamWorks Animation
SKG, Inc. — Class A*	4	160
Clear Channel Outdoor
Holdings, Inc. — Class A*§	15	156
Panera Bread Co.*	2	134
ITT Educational Services, Inc.*	1	96
Apollo Group, Inc. — Class A*	1	61
H&R Block, Inc.	2	45
Coach, Inc.	1	37
Weight Watchers
International, Inc.	1	29
K12, Inc.*	1	20
Service Corporation International	2	16
Foot Locker, Inc.	1	11

Total Consumer Discretionary		7,673,579

FINANCIALS 5.6%
Financial Federal Corp.	39,940	1,098,350
Allied Capital Corp.*	133,880	483,307
Allied World Assurance
Company Holdings Ltd.	8,240	379,617
Annaly Capital Management, Inc.	19,581	339,730
First Horizon National Corp.*	23,356	312,964

14	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.
3

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Digital Realty Trust, Inc.	5,270	$264,976
Hanover Insurance Group, Inc.	5,810	258,138
Discover Financial Services	14,660	215,649
Blackrock, Inc.	890	206,658
Federated Investors, Inc. —
Class B	7,460	205,150
IntercontinentalExchange, Inc.*	1,760	197,648
Brown & Brown, Inc.	10,740	192,998
BB&T Corp.	6,510	165,159
M&T Bank Corp.	2,190	146,489
Unum Group	6,930	135,274
American Financial Group, Inc.	5,010	124,999
MetLife, Inc.	3,500	123,725
Hudson City Bancorp, Inc.	8,393	115,236
CME Group, Inc.	290	97,425
Public Storage, Inc.	1,120	91,224
Student Loan Corp.	1,940	90,346
HCP, Inc.	2,890	88,261
Wesco Financial Corp.	250	85,750
Ameriprise Financial, Inc.	2,160	83,851
Hospitality Properties Trust	3,200	75,872
Health Care REIT, Inc.	1,710	75,787
TD Ameritrade Holding Corp.*	3,580	69,380
HCC Insurance Holdings, Inc.	2,210	61,814
Douglas Emmett, Inc.	4,010	57,142
MSCI, Inc. — Class A*	1,770	56,286
AmeriCredit Corp.*	2,720	51,789
Assurant, Inc.	1,740	51,295
Alexandria Real Estate
Equities, Inc.	790	50,789
Janus Capital Group, Inc.	3,140	42,233
Forest City Enterprises, Inc. —
Class A*	3,340	39,345
Associated Banc-Corp	3,160	34,792
NASDAQ OMX Group, Inc.*	1,560	30,919
Transatlantic Holdings, Inc.	590	30,745
Genworth Financial, Inc. —
Class A*	2,627	29,816
Franklin Resources, Inc.	280	29,498
W.R. Berkley Corp.	1,190	29,322
HRPT Properties Trust	3,910	25,298
Stancorp Financial
Group, Inc.	620	24,812
Investment Technology
Group, Inc.*	1,190	23,443
T. Rowe Price Group, Inc.	370	19,702
First Citizens BancShares, Inc. —
Class A	120	19,681
Invesco Ltd.	800	18,792
Popular, Inc.	7,500	16,950
U.S. Bancorp	710	15,982
Northern Trust Corp.	290	15,196
Prudential Financial, Inc.	200	9,952
Lazard Ltd. — Class A	250	9,493

		MARKET
	SHARES	VALUE

Morgan Stanley	310	$9,176
Eaton Vance Corp.	240	7,298
Cullen/Frost Bankers, Inc.	140	7,000
BancorpSouth, Inc.	200	4,692
First Niagara Financial
Group, Inc.	250	3,478
Liberty Property Trust	30	960

Total Financials		6,551,653

UTILITIES 5.5%
PG&E Corp.§	18,030	805,040
Xcel Energy, Inc.§	37,400	794,002
NRG Energy, Inc.*§	26,610	628,262
CMS Energy Corp.§	33,580	525,863
Questar Corp.§	10,920	453,944
Northeast Utilities§	16,930	436,625
American Water Works
Company, Inc.§	17,961	402,506
DPL, Inc.§	13,800	380,880
Wisconsin Energy Corp.§	6,930	345,322
Energen Corp.§	7,220	337,896
OGE Energy Corp.§	7,050	260,145
DTE Energy Co.§	5,230	227,976
AES Corp.*§	14,120	187,937
National Fuel Gas Co.§	3,580	179,000
American Electric Power
Company, Inc.§	4,460	155,163
Entergy Corp.§	1,460	119,486
NiSource, Inc.§	6,210	95,510
MDU Resources Group, Inc.§	3,710	87,556
FPL Group, Inc.§	680	35,918
Dynegy, Inc.*§	13,593	24,603
Mirant Corp.*§	1,471	22,462
CenterPoint Energy, Inc.§	470	6,820
NSTAR	8	294

Total Utilities		6,513,210

INDUSTRIALS 5.0%
Burlington Northern
Santa Fe Corp.	6,960	686,395
MPS Group, Inc.*§	34,450	473,343
W.W. Grainger, Inc.§	3,811	369,019
Timken Co.§	14,410	341,661
Goodrich Corp.§	3,970	255,072
Thomas & Betts Corp.*§	6,840	244,804
Harsco Corp.§	7,010	225,932
United Parcel Service, Inc. —
Class B§	3,410	195,632
Union Pacific Corp.§	3,050	194,895
Norfolk Southern Corp.§	3,610	189,236
URS Corp.*§	3,990	177,635
Aecom Technology Corp.*§	6,400	176,000
Dover Corp.§	4,040	168,104
Precision Castparts Corp.§	1,400	154,490
Gardner Denver, Inc.§	3,540	150,627

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	15
4

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

MSC Industrial Direct Co.§	3,120	$146,640
WESCO International, Inc.*§	5,280	142,613
Manpower, Inc.§	2,580	140,816
Dun & Bradstreet Corp.§	1,590	134,148
Eaton Corp.§	1,830	116,425
TransDigm Group, Inc.§	2,420	114,926
Alexander & Baldwin, Inc.§	3,070	105,086
CSX Corp.§	1,910	92,616
ITT Corp.§	1,640	81,574
Roper Industries, Inc.§	1,390	72,794
Hubbell, Inc. — Class B§	1,530	72,369
GATX Corp.§	2,440	70,150
Rockwell Automation, Inc.§	1,490	70,000
Joy Global, Inc.§	1,330	68,615
FTI Consulting, Inc.*§	1,440	67,910
Pentair, Inc.§	2,100	67,830
Cummins, Inc.§	980	44,943
Flowserve Corp.§	450	42,538
L-3 Communications
Holdings, Inc.§	470	40,867
Bucyrus International, Inc.§	580	32,695
Robert Half
International, Inc.§	1,220	32,611
Fluor Corp.§	510	22,970
Snap-On, Inc.§	510	21,553
Trinity Industries, Inc.§	1,010	17,614
Parker Hannifin Corp.§	250	13,470
General Cable Corp.*§	300	8,826
RR Donnelley & Sons Co.§	380	8,463
Kirby Corp.*§	60	2,090

Total Industrials		5,855,997

CONSUMER STAPLES 4.6%
PepsiAmericas, Inc.§	35,950	1,051,897
Pepsi Bottling Group, Inc.§	27,440	1,029,000
Wal-Mart Stores, Inc.§	9,550	510,447
Alberto-Culver Co.§	14,590	427,341
Church & Dwight
Company, Inc.§	6,070	366,931
J.M. Smucker Co.§	5,850	361,237
BJ’s Wholesale Club, Inc.*§	7,760	253,830
Del Monte Foods Co.§	21,671	245,749
Dean Foods Co.*§	12,650	228,206
Philip Morris International,
Inc.§	2,380	114,692
Bunge Ltd.§	1,790	114,256
Coca-Cola Co.§	1,790	102,030
Kimberly-Clark Corp.§	1,450	92,379
Herbalife Ltd.§	2,130	86,414
Procter & Gamble Co.§	1,390	84,276
Colgate-Palmolive Co.§	950	78,042
Rite Aid Corp.*§	41,611	62,833
Reynolds American, Inc.§	1,130	59,856
Clorox Co.§	850	51,850
Diedrich Coffee, Inc.*	1,330	46,351
Energizer Holdings, Inc.*§	550	33,704

		MARKET
	SHARES	VALUE

Dr Pepper Snapple
Group, Inc.§	1,180	$33,394
Hansen Natural Corp.*§	592	22,733
Universal Corp.§	350	15,964
Vector Group Ltd.§	890	12,460
General Mills, Inc.	2	142

Total Consumer Staples		5,486,014

ENERGY 4.3%
BJ Services Co.	94,900	1,765,140
XTO Energy, Inc.	9,830	457,390
Overseas Shipholding
Group, Inc.	5,980	262,821
Hess Corp.	3,480	210,540
Murphy Oil Corp.	3,540	191,868
Southwestern Energy Co.*	3,610	174,002
Anadarko Petroleum Corp.	2,510	156,674
Rowan Companies, Inc.*	6,420	145,349
Whiting Petroleum Corp.*	1,840	131,505
Occidental Petroleum Corp.	1,530	124,465
Concho Resources, Inc.*	2,760	123,924
Noble Energy, Inc.	1,700	121,074
Pride International, Inc.*	3,540	112,961
Range Resources Corp.	2,212	110,268
EOG Resources, Inc.	1,030	100,219
CNX Gas Corp.*	3,030	89,445
National-Oilwell Varco, Inc.	1,910	84,212
Peabody Energy Corp.	1,420	64,198
Chevron Corp.	710	54,663
Schlumberger Ltd.	830	54,025
Oceaneering International, Inc.*	880	51,498
Diamond Offshore Drilling, Inc.	510	50,194
Williams Companies, Inc.	1,910	40,263
Tesoro Corp.	2,650	35,907
Halliburton Co.	1,140	34,303
Arch Coal, Inc.	1,490	33,152
Tidewater, Inc.	640	30,688
Frontline Ltd.	1,020	27,866
Continental Resources, Inc.*	640	27,450
Helmerich & Payne, Inc.	661	26,361
Dresser-Rand Group, Inc.*	821	25,952
Cabot Oil & Gas Corp.	590	25,718
Ensco International PLC —
SP ADR	600	23,964
FMC Technologies, Inc.*	320	18,509
Nabors Industries Ltd.*	740	16,199
Marathon Oil Corp.	500	15,610
Consol Energy, Inc.	130	6,474
SEACOR Holdings, Inc.*	80	6,100
Encore Acquisition Co.*	3	144
Atwood Oceanics, Inc.*	1	36

Total Energy		5,031,131

MATERIALS 3.2%
Nucor Corp.§	10,640	496,356
Ball Corp.§	5,960	308,132

16	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Airgas, Inc.§	6,010	$286,076
AptarGroup, Inc.§	5,510	196,927
Terra Industries, Inc.	5,520	177,689
Reliance Steel &
Aluminum Co.§	4,010	173,312
Cliffs Natural Resources, Inc.§	3,190	147,027
Ashland, Inc.§	3,270	129,557
FMC Corp.§	2,250	125,460
Schnitzer Steel Industries,
Inc. — Class A§	2,310	110,187
Bemis Co.§	3,700	109,705
Crown Holdings, Inc.*§	4,130	105,645
Eastman Chemical Co.§	1,660	99,998
Sonoco Products Co.§	3,370	98,572
Valspar Corp.§	3,540	96,076
Compass Minerals
International, Inc.§	1,420	95,410
Royal Gold, Inc.§	1,990	93,729
Walter Industries, Inc.§	1,180	88,866
Steel Dynamics, Inc.§	5,010	88,777
Pactiv Corp.*§	3,640	87,870
RPM International, Inc.§	3,470	70,545
United States Steel Corp.§	1,220	67,246
Allegheny Technologies, Inc.§	1,360	60,887
International Paper Co.§	1,770	47,401
Celanese Corp.§	1,360	43,656
Clearwater Paper Corp.*§	740	40,678
Intrepid Potash, Inc.*§	1,350	39,379
Schweitzer-Mauduit International, Inc.§	520	36,582
Glatfelter§	2,890	35,114
Deltic Timber Corp.§	760	35,097
Sealed Air Corp.§	1,600	34,976
PPG Industries, Inc.§	590	34,539
Albemarle Corp.§	900	32,733
MeadWestvaco Corp.§	1,080	30,920
Huntsman Corp.§	1,702	19,216
Wausau Paper Corp.§	1,570	18,212
Domtar Corp.*§	90	4,987
Monsanto Co.	1	82

Total Materials		3,767,621

TELECOMMUNICATION SERVICES 0.3%
Verizon Communications, Inc.§	9,900	327,987
Leap Wireless International,
Inc. — Class B*§	1,020	17,901
American Tower Corp. —
Class A*§	361	15,599

Total Telecommunication Services		361,487

Total Common Stocks
(Cost $53,512,232)		60,281,953

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS 4.6%(a)
iShares MSCI Chile Investable
Market Index Fund§	20,600	$1,128,674
First Trust Enhanced Equity
Income Fund§	48,450	566,865
iShares MSCI Brazil
Index Fund§	7,410	552,860
Nuveen Core Equity
Alpha Fund§	44,670	545,421
iShares MSCI Emerging
Markets Index Fund§	12,640	524,560
Liberty All Star Equity Fund§	119,780	518,648
iShares MSCI Malaysia Index
Fund§	36,181	384,242
Vanguard Emerging
Markets ETF§	9,110	373,510
iPath MSCI India Index
ETN*§	4,290	274,817
iShares MSCI BRIC
Index Fund§	4,290	196,697
iShares MSCI Turkey
Index Fund§	1,820	98,098
iShares MSCI Sweden
Index Fund§	4,060	95,410
iShares MSCI South Africa
Index Fund§	790	44,216
iShares MSCI South Korea
Index Fund§	910	43,352
iShares MSCI Singapore
Index Fund§	3,060	35,129
iShares MSCI Taiwan Index
Fund§	60	778

Total Exchange Traded Funds
(Cost $4,208,473)		5,383,277

CLOSED-END FUNDS 6.6%(a)
Calamos Strategic
Total Return Fund	58,230	509,512
Eaton Vance Tax-Advantaged
Dividend Income Fund	28,360	447,521
Cohen & Steers Quality
Income Realty Fund, Inc.§	72,090	437,586
ING Clarion Global
Real Estate Income Fund	61,370	390,927
Cohen & Steers Select
Utility Fund, Inc.§	23,197	370,224
Cohen & Steers REIT and
Utility Income Fund, Inc.§	33,850	359,487
Royce Value Trust, Inc.§	32,458	350,546
Blackrock Dividend
Achievers Trust§	31,770	299,273
DWS Dreman Value Income
Edge Fund§	23,795	287,206

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	17

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

SunAmerica Focused Alpha
Growth Fund§	19,590	$268,579
H&Q Healthcare Investors*§	21,368	253,638
Petroleum & Resources
Corp.§	10,565	250,816
John Hancock Tax-Advantaged
Dividend Income Fund§	19,357	250,092
Macquarie Global Infrastructure
Total Return Fund, Inc.§	15,460	245,041
John Hancock Bank and Thrift
Opportunity Fund§	15,990	225,459
Adams Express Co.§	21,249	214,616
General American Investors
Company, Inc.§	7,903	185,393
Zweig Fund, Inc.§	53,500	177,085
BlackRock Strategic Dividend
Achievers Trust§	19,070	173,918
Clough Global Equity Fund§	11,797	167,281
Gabelli Global Deal Fund§	10,880	156,781
LMP Capital and Income
Fund, Inc.	13,990	144,797
H&Q Life Sciences Investors*	15,040	141,978
Old Mutual Claymore
Long-Short Fund§	16,190	137,777
Neuberger Berman Real Estate
Securities Income Fund, Inc.	43,620	133,477
SunAmerica Focused Alpha
Large-Cap Fund, Inc.§	9,750	133,283
Royce Micro-Cap Trust, Inc.§	15,320	113,215
Madison/Claymore Covered Call & Equity Strategy Fund§	12,670	112,763
Nuveen Diversified Dividend and Income Fund§	11,320	110,144
Nuveen Tax-Advantaged Total
Return Strategy Fund	9,340	99,845
Cohen & Steers Dividend
Majors Fund, Inc.§	8,730	91,229
Source Capital, Inc.§	2,090	89,954
Nuveen Tax-Advantaged Dividend Growth Fund	7,740	89,474
Lazard Global Total Return and
Income Fund, Inc.§	5,860	87,255
Franklin Universal Trust§	12,050	69,890
Macquarie/First Trust Global Infrastructure/Utilities Dividend & Income Fund§	5,130	63,561
Royce Focus Trust, Inc.	7,622	48,247
Nuveen Equity Premium
Advantage Fund§	3,300	43,131
Advent/Claymore Enhanced
Growth & Income Fund, Inc.	2,830	31,696
Blackrock Health Sciences Trust§	1,150	30,165

Total Closed-End Fund
(Cost $7,009,267)		7,792,862

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 35.6%(b)
HSBC Group
issued 12/31/09
at 0.00% due 01/04/10	$11,689,968	$11,689,968
Credit Suisse Group
issued 12/31/09
at (0.02)% due 01/04/10	9,746,331	9,746,331
Morgan Stanley
issued 12/31/09 at
0.00% due 01/04/10	9,577,323	9,577,323
Mizuho Financial Group, Inc. issued 12/31/09 at 0.00% due 01/04/10	8,117,990	8,117,990
Deutsche Bank
issued 12/31/09 at
0.00% due 01/04/10	2,816,860	2,816,860

Total Repurchase Agreements
(Cost $41,948,472)		41,948,472

Total Long Securities 97.9%
(Cost $106,678,444)		115,406,564

	SHARES
COMMON STOCKS SOLD SHORT (40.2)%(a)
TELECOMMUNICATION SERVICES (0.3)%
United States Cellular Corp.*	680	(28,839)
Telephone & Data
Systems, Inc.	1,720	(58,342)
Crown Castle International
Corp.*	1,730	(67,539)
NII Holdings, Inc.*	2,900	(97,382)
Sprint Nextel Corp.*	27,760	(101,602)

Total Telecommunication Services		(353,704)

MATERIALS (1.8)%
Alcoa, Inc.	700	(11,284)
Lubrizol Corp.	300	(21,885)
Commercial Metals Co.	1,810	(28,327)
AK Steel Holding Corp.	1,769	(37,768)
Newmont Mining Corp.	800	(37,848)
Ecolab, Inc.	890	(39,685)
Freeport-McMoRan Copper
& Gold, Inc.*	500	(40,145)
Eagle Materials, Inc.	1,900	(49,495)
Temple-Inland, Inc.	2,380	(50,242)
CF Industries Holdings, Inc.	580	(52,652)
Cytec Industries, Inc.	1,590	(57,908)
Cabot Corp.	3,940	(103,346)
Scotts Miracle-Gro Co. —
Class A	3,330	(130,902)
Nalco Holding Co.	6,890	(175,764)
Vulcan Materials Co.	3,999	(210,627)
Weyerhaeuser Co.	12,356	(533,038)
Valhi, Inc.	39,084	(546,004)

Total Materials		(2,126,920)

18	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

ENERGY (2.5)%
Chesapeake Energy Corp.	260	$(6,729)
Smith International, Inc.	300	(8,151)
Frontier Oil Corp.	1,460	(17,578)
Hercules Offshore, Inc.*	4,240	(20,267)
Helix Energy Solutions
Group, Inc.*	1,730	(20,327)
SandRidge Energy, Inc.*	2,950	(27,819)
Mariner Energy, Inc.*	2,550	(29,606)
Holly Corp.	1,250	(32,038)
Massey Energy Co.	810	(34,028)
Quicksilver Resources, Inc.*	2,300	(34,523)
Teekay Corp.	1,540	(35,743)
PetroHawk Energy Corp.*	1,500	(35,985)
El Paso Corp.	4,560	(44,825)
Exterran Holdings, Inc.*	2,250	(48,263)
Plains Exploration &
Production Co.*	1,940	(53,660)
ConocoPhillips	1,570	(80,180)
Forest Oil Corp.*	4,000	(89,000)
Valero Energy Corp.	5,430	(90,953)
Newfield Exploration Co.*	3,540	(170,734)
Exxon Mobil Corp.	6,960	(474,602)
Baker Hughes, Inc.	38,003	(1,538,361)

Total Energy		(2,893,372)

HEALTH CARE (3.4)%
Covance, Inc.*	40	(2,183)
Myriad Genetics, Inc.*	259	(6,760)
CR Bard, Inc.	90	(7,011)
Brookdale Senior Living, Inc.*	780	(14,188)
Stryker Corp.	430	(21,659)
Life Technologies Corp.*	450	(23,503)
Health Net, Inc.*	1,850	(43,087)
Allergan, Inc.	880	(55,449)
Eli Lilly & Co.	1,590	(56,779)
Patterson Companies, Inc.*	2,320	(64,914)
Amylin Pharmaceuticals, Inc.*	4,730	(67,119)
Hill-Rom Holdings, Inc.	2,860	(68,611)
Vertex Pharmaceuticals, Inc.*	2,189	(93,799)
Tenet Healthcare Corp.*	18,970	(102,248)
Hologic, Inc.*	8,110	(117,595)
Charles River Laboratories
International, Inc.*	4,290	(144,530)
King Pharmaceuticals, Inc.*	14,120	(173,252)
Genzyme Corp.*	5,230	(256,322)
BioMarin Pharmaceuticals, Inc.*	13,759	(258,807)
Teleflex, Inc.	6,260	(337,351)
United Therapeutics Corp.*	6,549	(344,805)
Alexion Pharmaceuticals, Inc.*	8,840	(431,569)
Cephalon, Inc.*	10,060	(627,845)
Celgene Corp.*	13,177	(733,695)

Total Health Care		(4,053,081)

CONSUMER DISCRETIONARY (3.7)%
Borgwarner, Inc.	40	(1,329)

		MARKET
	SHARES	VALUE

Liberty Media Corp. — Interactive*	170	$(1,843)
Fortune Brands, Inc.	210	(9,072)
Scripps Networks
Interactive, Inc. — Class A	340	(14,110)
Central European Media
Enterprises Ltd. — Class A*	890	(21,013)
Abercrombie & Fitch Co. —
Class A	650	(22,652)
MGM Mirage*	2,549	(23,247)
Eastman Kodak Co.*	6,570	(27,725)
Career Education Corp.*	1,230	(28,671)
Scientific Games Corp. —
Class A*	2,300	(33,465)
Penn National Gaming, Inc.*	1,290	(35,062)
Expedia, Inc.*	1,390	(35,737)
Signet Jewelers Ltd.*	1,350	(36,072)
Sirius XM Radio, Inc.*	61,837	(37,102)
Hanesbrands*	1,569	(37,829)
American Eagle Outfitters, Inc.	2,510	(42,620)
M.D.C. Holdings, Inc.	1,440	(44,698)
Thor Industries, Inc.	1,490	(46,786)
Whirlpool Corp.	680	(54,849)
KB Home	4,050	(55,404)
Mattel, Inc.	3,220	(64,336)
Goodyear Tire & Rubber Co.*	4,590	(64,719)
Liberty Media Corp. — Capital*	2,750	(65,670)
Home Depot, Inc.	2,320	(67,118)
Harley-Davidson, Inc.	2,850	(71,820)
Gentex Corp.	4,060	(72,471)
NVR, Inc.*	110	(78,178)
Hillenbrand, Inc.	4,199	(79,109)
New York Times Co. — Class A*	6,600	(81,576)
Marriott International, Inc. —
Class A	3,000	(81,750)
Wynn Resorts Ltd.	1,489	(86,704)
Macy’s, Inc.	5,390	(90,336)
Dick’s Sporting Goods, Inc.*	4,040	(100,475)
Cablevision Systems Corp. —
Class A	3,980	(102,764)
Harman International
Industries, Inc.	2,930	(103,370)
Tiffany & Co.	2,530	(108,790)
Mohawk Industries, Inc.*	2,309	(109,908)
Newell Rubbermaid, Inc.	8,040	(120,680)
Gannett Company, Inc.	8,350	(123,997)
Las Vegas Sands Corp.*	8,356	(124,839)
International Game
Technology	7,210	(135,332)
News Corp. — Class A	9,909	(135,654)
Choice Hotels
International, Inc.	4,288	(135,758)
Starbucks Corp.*	6,090	(140,435)
Strayer Education, Inc.	1,300	(276,237)
Regal Entertainment Group —
Class A	28,290	(408,508)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	19

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

Walt Disney Co.	21,687	$(699,406)

Total Consumer Discretionary		(4,339,226)

UTILITIES (3.9)%
Pepco Holdings, Inc.	1,650	(27,803)
RRI Energy, Inc.*	6,150	(35,178)
Calpine Corp.*	4,209	(46,299)
Edison International	1,700	(59,126)
Consolidated Edison, Inc.	2,040	(92,677)
Great Plains Energy, Inc.	7,030	(136,312)
Southern Co.	4,460	(148,607)
Oneok, Inc.	3,520	(156,886)
Allegheny Energy, Inc.	8,790	(206,389)
Constellation Energy Group, Inc.	6,210	(218,406)
EQT Corp.	5,200	(228,384)
Aqua America, Inc.	13,246	(231,937)
Public Service Enterprise
Group, Inc.	7,990	(265,668)
TECO Energy, Inc.	21,650	(351,163)
Duke Energy Corp.	21,730	(373,973)
Integrys Energy Group, Inc.	9,819	(412,300)
PPL Corp.	12,840	(414,860)
Alliant Energy Corp.	17,970	(543,772)
Dominion Resources, Inc.	17,590	(684,603)

Total Utilities		(4,634,343)

CONSUMER STAPLES (4.0)%
Kraft Foods, Inc.	180	(4,892)
Central European Distribution Corp.*	460	(13,069)
NBTY, Inc.*	450	(19,593)
Green Mountain Coffee Roasters, Inc.*	360	(29,329)
Whole Foods Market, Inc.*	2,140	(58,743)
SUPERVALU, Inc.	4,760	(60,500)
Campbell Soup Co.	2,790	(94,302)
Tyson Foods, Inc. — Class A	9,100	(111,657)
Brown-Forman Corp.	2,650	(141,960)
Molson Coors Brewing Co. — Class B	3,210	(144,964)
Kellogg Co.	2,930	(155,876)
Coca-Cola Enterprises	7,750	(164,300)
Hormel Foods Corp.	5,090	(195,711)
Estee Lauder Companies, Inc. — Class A	4,120	(199,243)
Altria Group, Inc.	13,490	(264,809)
Lorillard, Inc.	3,590	(288,026)
Constellation Brands, Inc. —
Class A*	20,210	(321,945)
Hershey Co.	10,860	(388,679)
Flowers Foods, Inc.	17,686	(420,219)
Sara Lee Corp.	43,380	(528,368)
PepsiCo, Inc.	17,857	(1,085,706)

Total Consumer Staples		(4,691,891)

		MARKET
	SHARES	VALUE

INDUSTRIALS (5.0)%
Terex Corp*	200	$(3,962)
Brink’s Co.	330	(8,032)
Danaher Corp.	180	(13,536)
SunPower Corp.*	839	(19,868)
Corrections Corporation
of America*	880	(21,604)
General Electric Co.	1,450	(21,938)
Armstrong World
Industries, Inc.*	570	(22,190)
Monster Worldwide, Inc.*	1,960	(34,104)
Manitowoc Company, Inc.	3,440	(34,297)
Hertz Global Holdings, Inc.*	2,960	(35,283)
Iron Mountain, Inc.*	1,569	(35,710)
Avis Budget Group, Inc.*	2,956	(38,783)
Owens Corning, Inc.*	1,620	(41,537)
Textron, Inc.	2,380	(44,768)
UTi Worldwide, Inc.	3,640	(52,125)
Crane Co.	1,770	(54,197)
Oshkosh Corp.	1,630	(60,359)
PACCAR, Inc.	1,720	(62,384)
McDermott International, Inc.*	2,710	(65,067)
Masco Corp.	4,970	(68,636)
Kennametal, Inc.	2,850	(73,872)
Con-way, Inc.	2,250	(78,548)
3M Co.	980	(81,017)
Graco, Inc.	3,190	(91,138)
Deere & Co.	1,760	(95,198)
USG Corp.*	10,577	(148,607)
FedEx Corp.	1,830	(152,714)
Landstar System, Inc.	7,210	(279,532)
AMR Corp.*	44,389	(343,127)
Continental Airlines, Inc.*	25,362	(454,487)
Southwest Airlines Co.	40,790	(466,230)
Boeing Co.	9,478	(513,044)
Delta Air Lines, Inc.*	47,264	(537,864)
Stericycle, Inc.*	10,690	(589,767)
Stanley Works	24,465	(1,260,192)

Total Industrials		(5,903,717)

INFORMATION TECHNOLOGY (7.5)%
Western Union Co.	40	(754)
Molex, Inc.	40	(862)
CommScope, Inc.*	60	(1,592)
Fairchild Semiconductor
International, Inc.*	530	(5,295)
Seagate Technology	630	(11,460)
JDA Software Group, Inc.*	620	(15,791)
McAfee, Inc.*	470	(19,068)
Convergys Corp.*	3,130	(33,648)
Vishay Intertechnology, Inc.*	4,030	(33,651)
MEMC Electronic
Materials, Inc.*	3,010	(40,996)
Lexmark International, Inc. —
Class A*	1,720	(44,686)

20	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

NetApp, Inc.*	1,370	$(47,114)
EchoStar Corp. — Class A*	2,420	(48,739)
Arrow Electronics, Inc.*	1,720	(50,929)
ON Semiconductor Corp.*	5,940	(52,331)
Trimble Navigation Ltd.*	2,130	(53,676)
Yahoo!, Inc.*	3,800	(63,764)
Rambus, Inc.*	3,010	(73,444)
Advanced Micro Devices, Inc.*	8,020	(77,634)
SanDisk Corp.*	2,720	(78,853)
Motorola, Inc.*	12,200	(94,672)
Novellus Systems, Inc.*	4,080	(95,227)
Activision Blizzard, Inc.*	9,100	(101,101)
Unisys Corp.*	2,670	(102,955)
AVX Corp.	8,460	(107,188)
Intersil Corp. — CL A	7,500	(115,050)
Itron, Inc.*	1,760	(118,923)
Hewitt Associates, Inc. —
Class A*	3,520	(148,755)
Visa, Inc.	1,790	(156,553)
National Semiconductor Corp.	10,250	(157,440)
Zebra Technologies Corp. —
Class A*	5,560	(157,682)
Autodesk, Inc.*	6,630	(168,468)
Applied Materials, Inc.	12,510	(174,389)
NVIDIA, Corp.*	10,680	(199,502)
Integrated Device
Technology, Inc.*	31,418	(203,274)
Equinix, Inc.*	1,990	(211,239)
Kla-Tencor Corp.	6,000	(216,960)
Tellabs, Inc.*	40,120	(227,882)
Cadence Design Systems, Inc.*	43,310	(259,427)
VeriSign, Inc.*	11,170	(270,761)
Lam Research Corp.*	7,230	(283,488)
Symantec Corp.*	15,940	(285,167)
LSI Logic Corp.*	53,340	(320,573)
International Rectifier Corp.*	17,280	(382,234)
IAC/InterActiveCorp*	20,580	(421,478)
Atmel Corp.*	91,841	(423,387)
Novell, Inc.*	102,022	(423,391)
Electronic Arts, Inc.*	26,582	(471,831)
MasterCard, Inc.	2,710	(693,706)
Xerox Corp.	125,959	(1,065,613)

Total Information Technology		(8,812,603)

FINANCIALS (8.1)%
Apartment Investment &
Management Co. — Class A	30	(478)
First American Corp.	60	(1,987)
SunTrust Banks, Inc.	170	(3,449)
State Street Corp.	80	(3,483)
American International
Group, Inc.*	167	(5,007)
Hartford Financial Services
Group, Inc.	290	(6,745)
Capital One Financial Corp.	230	(8,818)

		MARKET
	SHARES	VALUE

Bank of Hawaii Corp.	260	$(12,236)
RenaissanceRe Holdings Ltd.	300	(15,945)
Raymond James Financial, Inc.	810	(19,254)
Lincoln National Corp.	800	(19,904)
Zions Bancorporation	1,640	(21,041)
Comerica, Inc.	720	(21,290)
City National Corp.	480	(21,888)
ProLogis	1,740	(23,821)
Aflac, Inc.	530	(24,512)
Alleghany Corp.*	90	(24,840)
Principal Financial Group, Inc.	1,080	(25,963)
Bank of New York Mellon Corp.	950	(26,572)
Kimco Realty Corp.	2,010	(27,195)
Fidelity National Financial, Inc. — Class A	2,210	(29,747)
Regency Centers Corp.	850	(29,801)
BRE Properties, Inc.	960	(31,757)
OneBeacon Insurance
Group Ltd. — Class A	2,510	(34,588)
Vornado Realty Trust	511	(35,739)
Conseco, Inc.*	7,420	(37,100)
Citigroup, Inc.	11,537	(38,187)
Loews Corp.	1,110	(40,349)
Valley National Bancorp	3,000	(42,390)
Charles Schwab Corp.	2,270	(42,721)
Markel Corp.*	130	(44,200)
TCF Financial Corp.	3,260	(44,401)
Protective Life Corp.	2,690	(44,520)
GLG Partners, Inc.*	14,120	(45,466)
Synovus Financial Corp.	22,920	(46,986)
SEI Investments Co.	3,060	(53,611)
Allstate Corp.	1,830	(54,973)
BOK Financial Corp.	1,190	(56,549)
American National Insurance Co.	480	(57,331)
Huntington Bancshares, Inc.	15,756	(57,509)
Unitrin, Inc.	3,050	(67,253)
Wilmington Trust Corp.	5,510	(67,993)
CapitalSource, Inc.	18,051	(71,662)
Legg Mason, Inc.	2,380	(71,781)
Regions Financial Corp.	13,830	(73,161)
Equity Residential	2,210	(74,654)
Affiliated Managers Group, Inc.*	1,130	(76,106)
Bank of America Corp.	5,120	(77,107)
Old Republic International Corp.	7,920	(79,517)
Fifth Third Bancorp	8,270	(80,633)
CB Richard Ellis Group, Inc. —
Class A*	5,980	(81,149)
XL Capital, Inc.	4,470	(81,935)
JPMorgan Chase & Co.	1,969	(82,048)
Fulton Financial Corp.	9,900	(86,328)
NYSE Euronext	3,430	(86,779)
Wells Fargo & Co.	3,339	(90,120)
Camden Property Trust	2,150	(91,096)
Moody’s Corp.	3,440	(92,192)

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	21

CONSOLIDATED SCHEDULE OF INVESTMENTS (continued)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		MARKET
	SHARES	VALUE

PNC Financial Services
Group, Inc.	1,760	$(92,910)
Jones Lang LaSalle, Inc.	1,550	(93,620)
Marshall & Ilsley Corp.	17,310	(94,340)
Whitney Holding Corp.	10,720	(97,659)
Plum Creek Timber
Company, Inc.	2,590	(97,798)
Jefferies Group, Inc.*	4,260	(101,090)
Taubman Centers, Inc.	3,020	(108,448)
Goldman Sachs Group, Inc.	660	(111,434)
Everest Re Group	1,400	(119,952)
New York Community
Bancorp, Inc.	8,530	(123,770)
AvalonBay Communities, Inc.	1,570	(128,913)
Boston Properties, Inc.	2,170	(145,542)
Greenhill & Company, Inc.	1,910	(153,258)
White Mountains Insurance
Group Ltd.	470	(156,350)
KeyCorp	28,578	(158,608)
Progressive Corp.*	8,840	(159,032)
Arthur J Gallagher & Co.	10,080	(226,901)
MBIA, Inc.*	64,601	(257,112)
Leucadia National Corp.*	10,928	(259,977)
The St. Joe Co.*	9,328	(269,486)
Erie Indemnity Co. — Class A	9,440	(368,349)
Mercury General Corp.	11,028	(432,959)
Ares Capital Corp.	43,523	(541,861)
Capitol Federal Financial	18,590	(584,841)
TFS Financial Corp.	52,690	(639,657)
People’s United Financial, Inc.	40,330	(673,511)
Marsh & McLennan
Companies, Inc.	32,406	(715,524)

Total Financials		(9,526,769)

Total Common Stocks Sold Short
(Proceeds $41,615,364)		(47,335,626)

EXCHANGE TRADED FUNDS
SOLD SHORT (8.5)%(a)
iShares MSCI Mexico Investable
Market Index Fund	380	(18,570)
iShares MSCI Italy Index Fund	1,120	(21,851)
iShares MSCI Canada Index Fund	1,350	(35,545)
iShares MSCI Australia Index
Fund	1,590	(36,316)
iShares MSCI Japan Index Fund	4,730	(46,070)
Powershares QQQ	2,090	(95,973)
iShares MSCI Belgium Investable
Market Index Fund	21,760	(277,658)
iShares MSCI Netherlands
Investable Market Index Fund	15,790	(323,070)
iShares MSCI EAFE Index Fund	20,900	(1,155,770)
iShares Russell 2000 Index Fund	24,410	(1,519,767)
SPDR Trust Series 1	58,720	(6,543,757)

Total Exchange Traded Funds Sold Short
(Proceeds $9,125,044)		(10,074,347)

		MARKET
	CONTRACTS	VALUE

OPTIONS WRITTEN (0.9)%(a)
IMS Health, Inc. Expiring
May 2010 with strike price
of 22.5	30	$(225)
Starent Networks Corp. Expiring June 2010 with strike price of 35	260	(2,600)
January 2010 S&P 400 MidCap
Index Futures Contracts
Expiring January 2010
with strike price of 690	107	(427,465)
January 2010 Russell 2000
Index Futures Contracts
Expiring June 2010
with strike price of 580	120	(639,000)

Total Options Written
(Premiums Received $831,554)		(1,069,290)

Other Assets in Excess
of Liabilities — 2.1%		$2,448,382

Net Assets – 100.0%		$117,854,946

		Unrealized
		GAIN

COMMODITY FUTURES CONTRACTS PURCHASED(a)
January 2010 LME Zinc
Futures Contracts
(Aggregate Market Value
of Contracts $1,330,744)	21	$173,046
May 2010 Sugar #11
Futures Contracts
(Aggregate Market Value
of Contracts $1,341,144)	45	125,786
March 2010 Cotton
Futures Contracts
(Aggregate Market Value
of Contracts $1,474,200)	39	62,344
March 2010 Copper
Futures Contracts
(Aggregate Market Value
of Contracts $920,425)	11	54,401
March 2010 Soybean Oil
Futures Contracts
(Aggregate Market Value
of Contracts $636,168)	26	33,046
February 2010 LME Lead
Futures Contracts
(Aggregate Market Value
of Contracts $483,800)	8	24,772
March 2010 Soybean
Futures Contracts
(Aggregate Market Value
of Contracts $629,100)	12	23,802

22	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

CONSOLIDATED SCHEDULE OF INVESTMENTS (concluded)
December 31, 2009
     MULTI-HEDGE STRATEGIES FUND

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

February 2010 Lean Hogs
Futures Contracts
(Aggregate Market Value
of Contracts $393,600)	15	$5,096
March 2010 Cocoa
Futures Contracts
(Aggregate Market Value
of Contracts $625,480)	19	209
February 2010 LME Primary Aluminum
Futures Contracts
(Aggregate Market Value
of Contracts $1,661,063)	30	(7,218)
March 2010 Silver
Futures Contracts
(Aggregate Market Value
of Contracts $505,650)	6	(57,708)
March 2010 Coffee
Futures Contracts
(Aggregate Market Value
of Contracts $968,288)	19	(65,298)
February 2010 Gold 100 Oz
Futures Contracts
(Aggregate Market Value
of Contracts $1,424,280)	13	(70,908)

(Total Aggregate Market Value
of Contracts $12,393,941)		$301,370

FUTURES CONTRACTS PURCHASED(a)
March 2010 Russell 2000 Index
Mini Futures Contracts
(Aggregate Market Value
of Contracts $7,458,000)	120	$324,237
March 2010 S&P MidCap 400 Index
Mini Futures Contracts
(Aggregate Market Value
of Contracts $7,725,400)	107	303,741
March 2010 U.S. Treasury
10 Year Note Futures Contracts
(Aggregate Market Value
of Contracts $15,915,281)	138	(406,541)

(Total Aggregate Market Value
of Contracts $31,098,681)		$221,437

		UNREALIZED
	CONTRACTS	GAIN (LOSS)

CURRENCY FUTURES CONTRACTS
SOLD SHORT(a)
March 2010 U.S.Dollar Index
Futures Contracts
(Aggregate Market Value
of Contracts $15,743,325)	201	$(447,125)

(Total Aggregate Market Value
of Contracts $15,743,325)		$(447,125)

FUTURES CONTRACTS
SOLD SHORT(a)
March 2010 U.S. Treasury
2 Year Note Futures Contracts
(Aggregate Market Value
of Contracts $51,691,219)	239	$242,225
March 2010 S&P 500 Index
Mini Futures Contracts
(Aggregate Market Value
of Contracts $111,050)	2	(1,963)

(Total Aggregate Market Value
of Contracts $51,802,269)		$240,262

COMMODITY FUTURES CONTRACT
SOLD SHORT(a)
March 2010 Corn
Futures Contracts
(Aggregate Market Value
of Contracts $290,150)	14	$(7,056)
February 2010 Live Cattle
Futures Contracts
(Aggregate Market Value
of Contracts $3,476,420)	101	(18,170)
May 2010 Wheat
Futures Contracts
(Aggregate Market Value
of Contracts $582,750)	21	(21,788)
March 2010 Natural Gas
Futures Contracts
(Aggregate Market Value
of Contracts $498,780)	9	(43,577)

(Total Aggregate Market Value
of Contracts $4,848,100)		$(90,591)

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.

§	All or a portion of this security is pledged as short security collateral at December 31, 2009.

ADR — American Depository Receipt.

REIT — Real Estate Investment Trust.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	23

CONSOLIDATED SCHEDULE OF INVESTMENTS
December 31, 2009
     COMMODITIES STRATEGY FUND

		MARKET
	SHARES	VALUE

EXCHANGE TRADED FUNDS 2.1%(a)
iShares S&P GSCI
Commodity Indexed Trust*	30,842	$981,392

Total Exchange Traded Funds
(Cost $947,570)		981,392

	FACE
	AMOUNT

STRUCTURED NOTES†† 42.4%(b)
Goldman Sachs Group,
S&P GSCI Total Return
Linked Notes at 0.00%
due 04/30/10	$5,000,000	8,561,850
Swedish Export Credit Corp.,
S&P GSCI Total Return
Linked Notes at 0.00%
due 03/11/10	2,625,000	6,102,994
Commonwealth Bank of Australia,
S&P GSCI Total Return
Linked Notes at 0.08%
due 07/23/10	2,000,000	3,066,320
Goldman Sachs Group,
S&P GSCI Total Return
Linked Notes at 0.00%
due 05/27/10	1,500,000	2,106,045

Total Structured Notes
(Cost $11,125,000)		19,837,210

	FACE	MARKET
	AMOUNT	VALUE

REPURCHASE AGREEMENTS† 45.5%(b)
Credit Suisse Group issued 12/31/09 at (0.02)% due 01/01/10	$19,933,130	$19,933,130
HSBC Group
issued 12/31/09 at 0.00%
due 01/04/10	491,439	491,439
Morgan Stanley
issued 12/31/09 at 0.00%
due 01/04/10	402,625	402,625
Mizuho Financial Group, Inc.
issued 12/31/09 at 0.00%
due 01/04/10	341,276	341,276
Deutsche Bank
issued 12/31/09 at 0.00%
due 01/04/10	118,419	118,419

Total Repurchase Agreements
(Cost $21,286,889)		21,286,889

Total Investments 90.0%
(Cost $33,359,459)		$42,105,491

Other Assets in Excess
of Liabilities — 10.0%		$4,652,903

Net Assets – 100.0%		$46,758,394

		Unrealized
	Contracts	Gain

COMMODITY FUTURES CONTRACTS
PURCHASED(a)
January 2010 Goldman Sachs
IDX Futures Contracts
(Aggregate Market Value
of Contracts $3,937,500)	30	$92,331

*	Non-Income Producing Security.

†	Repurchase Agreements — See Note 7.

††	Structured Notes are leveraged, providing an exposure to the underlying benchmark greater than the face amount. The total exposure to the S&P GSCI Total Return Index was $42,087,569 as of December 31, 2009 — See Note 2.

(a)	Value determined based on Level 1 inputs — See Note 8.

(b)	Value determined based on Level 2 inputs — See Note 8.
24	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

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THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	25

CONSOLIDATED STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2009

	Long/Short
	Commodities	Multi-Hedge	Commodities
	Strategy Fund	Strategies Fund	Strategy Fund

Assets
Investment Securities	$12,309,769	$73,458,092	$20,818,602
Repurchase Agreements	66,701,648	41,948,472	21,286,889

Total Investments	79,011,417	115,406,564	42,105,491
Segregated Cash with Broker	6,415,526	61,828,270	157,500
Cash	—	515	—
Receivable for Securities Sold	—	—	4,665,450
Receivable for Fund Shares Sold	128,265	114,710	91,035
Investment Income Receivable	3,745	104,134	360

Total Assets	85,558,953	177,454,193	47,019,836

Liabilities
Short Sales at Market Value*	—	57,409,973	—
Written Options at Market Value	—	1,069,290	—
Variation Margin on Futures Contracts	35,384	295,588	7,501
Payable for Securities Purchased	—	406,586	—
Payable for Fund Shares Redeemed	44,129	133,763	150,929
Investment Advisory Fees Payable	60,324	113,088	37,077
Transfer Agent and Administrative Fees Payable	18,981	—	12,318
Distribution and Service Fees Payable	21,451	48,485	16,618
Portfolio Accounting Fees Payable	7,592	—	4,927
Custody Fees Payable	2,506	—	1,642
Short Sales Dividends Payable	—	109,622	—
Other Accrued Fees	58,182	12,852	30,430

Total Liabilities	248,549	59,599,247	261,442

Net Assets	$85,310,404	$117,854,946	$46,758,394

Net Assets Consist Of
Paid-In Capital	$85,464,641	$177,285,086	$62,489,017
Undistributed Net Investment (Loss)	3,745	43,981	6,857
Accumulated Net Realized Loss on Investments	—	(61,520,293)	(24,575,843)
Net Unrealized Appreciation (Depreciation) on Investments	(157,982)	2,046,172	8,838,363

Net Assets	$85,310,404	$117,854,946	$46,758,394

A-Class	$10,653,874	$25,010,012	$8,553,292
C-Class	3,642,443	23,494,039	6,185,986
H-Class	71,014,087	69,350,895	32,019,116
Shares Outstanding
A-Class	442,636	1,216,055	521,922
C-Class	151,958	1,180,723	391,620
H-Class	2,951,334	3,369,740	1,953,400
Net Asset Values
A-Class	$24.07	$20.57	$16.39
A-Class Maximum Offering Price*	25.27	21.60	17.21
C-Class	23.97	19.90	15.80
H-Class	24.06	20.58	16.39

Cost of Investments	$80,201,648	$106,678,444	$33,359,459
Proceeds from Short Sales	—	50,740,408	—
Premiums Received for Written Options	—	831,554	—

*	Net asset value adjusted for the maximum sales charge of 4.75% of offering price, calculated NAV/(1-4.75%).
26	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
Year Ended December 31, 2009

	Long/Short Commodities	Multi-Hedge		Commodities
	Strategy Fund	Strategies Fund		Strategy Fund
	Period	Period		Period
	June 25, 2009 to	April 1, 2009 to		April 1, 2009 to
	December 31,	December 31,	Year Ended	December 31,	Year Ended
	2009	2009**	March 31,	2009**	March 31,
	(Consolidated)	(Consolidated)	2009	(Consolidated)	2009

INVESTMENT INCOME
Interest	$16,528	$62,823	$1,568,110	$80,071	$1,755,260
Income from Securities Lending, net	—	—	55,484	—	50,406
Dividends, Net of Foreign Tax Withheld	—	990,006	1,722,837	—	—
Other Income	—	6,909	883	—	5,356

Total Income	16,528	1,059,738	3,347,314	80,071	1,811,022

EXPENSES
Investment Advisory Fees	198,953	1,200,685	2,246,324	392,420	863,431
Transfer Agent and Administrative Fees	49,304	—	—	127,025	287,810
Distribution & Service Fees:
A-Class	7,540	63,391	130,559	15,922	42,520
C-Class	8,664	212,860	423,942	44,455	81,843
H-Class	39,599	136,681	251,786	99,990	224,829
Portfolio Accounting Fees	19,721	—	—	50,810	114,298
Registration Fees	28,230	—	—	19,447	59,182
Tax Expense	—	5,237	—	—	—
Short Sales Dividend Expense	27	719,564	1,308,014	4	—
Trustees’ Fees*	989	—	—	6,405	15,556
Prime Broker Interest Expense	—	209,849	—	—	—
Custody Fees	5,731	—	—	13,601	30,639
Miscellaneous	31,940	—	17,258	54,291	3,974

Total Expenses	390,698	2,548,268	4,360,719	824,370	1,811,336

Less Expenses Waived by Advisor	(21,459)	(42,798)	—	(93,469)	(368,460)

Total Waived Expenses	(21,459)	(42,798)	—	(93,469)	(368,460)

Net Expenses	369,239	2,505,470	4,360,719	730,901	1,442,876

Net Investment Income (Loss)	(352,711)	(1,445,732)	(1,013,405)	(650,830)	368,146

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain (Loss) on:
Investment Securities	—	(1,058,278)	(46,352,711)	3,733,611	(27,236,287)
Futures Contracts	(1,830,317)	6,555,301	(46,645,020)	(2,480,157)	—
Securities Sold Short	—	(1,539,448)	44,277,435	—	790,129
Written Options	—	(1,203,823)	13,594,657	—	—

Total Net Realized Gain (Loss)	(1,830,317)	2,753,752	(35,125,639)	1,253,454	(26,446,158)

Net Change in Unrealized Appreciation (Depreciation) on:
Investment Securities	(1,190,231)	11,069,143	2,033,407	7,653,568	(12,290,105)
Futures Contracts	1,032,249	(1,910,478)	29,703	92,331	—
Securities Sold Short	—	(6,325,292)	(6,205,085)	—	—
Written Options	—	(192,763)	11,571	—	—

Net Change in Unrealized Appreciation (Depreciation)	(157,982)	2,640,610	(4,153,546)	7,745,899	(12,290,105)

Net Gain (Loss) on Investments	(1,988,299)	5,394,362	(39,279,185)	8,999,353	(38,736,263)

Net Increase (Decrease) in Net Assets from Operations	$(2,341,010)	$4,407,591	$(40,292,590)	$8,348,523	$(38,368,117)

Rebate Income on Proceeds for Securities Sold Short, included in Interest	$—	$—	$346,494	$—	$—
Foreign Tax Withheld	$—	$542	$732	$—	$—

*	Relates to Trustees not deemed “interested persons” within the meaning of Section 2(a)(19) of the 1940 Act.

**	The Fund changed its fiscal year end from March 31 to December 31 in 2009.
See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	27

STATEMENTS OF CHANGES IN NET ASSETS

	Long/Short Commodities		Multi-Hedge
	Strategy Fund		Strategies Fund
	Year	Period
	Ended	April 1, 2009 to	Year	Year
	December	December	Ended	Ended
	31, 2009*	31, 2009**	March 31,	March 31,
	(Consolidated)	(Consolidated)	2009	2008

From Operations
Net Investment Income (Loss)	$(352,711)	$(1,445,732)	$(1,013,405)	$6,183,924
Net Realized Gain (Loss) on Investments	(1,830,317)	2,753,752	(35,125,639)	(14,682,495)
Net Change in Unrealized Appreciation (Depreciation)
on Investments	(157,982)	2,640,610	(4,153,546)	(4,060,931)

Net Increase (Decrease) in Net Assets from Operations	(2,341,010)	3,948,630	(40,292,590)	(12,559,502)

Distributions to Shareholders from:
Net Investment Income
A-Class	—	—	(273,036)	(1,619,281)
C-Class	—	—	(209,559)	(1,944,242)
H-Class	—	—	(437,025)	(5,952,339)
Realized Gain on Investments
A-Class	—	—	(135,740)	(175,613)
C-Class	—	—	(104,182)	(210,855)
H-Class	—	—	(217,266)	(645,538)

Total Distributions to Shareholders	—	—	(1,376,808)	(10,547,868)

Share Transactions
Proceeds from Shares Purchased
A-Class	12,282,484	13,875,407	68,515,501	40,780,536
C-Class	4,115,343	3,004,602	6,652,774	34,354,420
H-Class	83,162,611	35,282,532	38,869,824	100,077,742
Redemption Fees Collected
A-Class	733	1,080	7,637	3,288
C-Class	221	871	5,663	4,167
H-Class	3,541	2,066	13,462	13,008
Value of Shares Purchased through Dividend Reinvestment
A-Class	—	—	372,766	1,575,032
C-Class	—	—	291,840	2,046,966
H-Class	—	—	569,826	5,954,321
Value of Proceeds from Merger
A-Class	—	1,163,149	—	—
C-Class	—	1,731,123	—	—
H-Class	—	10,389,249	—	—
Cost of Shares Redeemed
A-Class	(1,279,371)	(36,192,813)	(52,667,407)	(38,116,726)
C-Class	(335,218)	(10,634,421)	(24,431,362)	(24,156,055)
H-Class	(10,298,930)	(41,729,701)	(98,051,422)	(126,906,668)

Net Increase (Decrease) in Net Assets From Share Transactions	87,651,414	(23,106,856)	(59,850,898)	(4,369,969)

Net Increase (Decrease) in Net Assets	85,310,404	(19,158,226)	(101,520,296)	(27,477,339)
Net Assets—Beginning of Period	—	137,013,172	238,533,468	266,010,807

Net Assets—End of Period	$85,310,404	$117,854,946	$137,013,172	$238,533,468

Undistributed Net Investment Income (Loss)—End of Period	$3,745	$43,981	$(59,903)	$710,510

*	Since the commencement of operations: June 25, 2009.

**	The Fund changed its fiscal year end from March 31 to December 31 in 2009.
28	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	See Notes to Financial Statements.

	Commodities
	Strategy Fund
Period
April 1, 2009 to	Year	Year
December	Ended	Ended
31, 2009**	March 31,	March 31,
(Consolidated)	2009	2008

$(650,830)	$368,146	$1,820,924
1,253,454	(26,446,158)	10,534,067

7,745,899	(12,290,105)	9,210,448

8,348,523	(38,368,117)	21,565,439

(57,691)	(387,071)	(109,198)
(42,550)	(147,857)	(74,170)
(208,991)	(872,501)	(267,525)

—	—	—
—	—	—
—	—	—

(309,232)	(1,407,429)	(450,893)

12,304,021	37,803,837	20,571,490
7,151,438	12,556,578	12,460,496
113,245,828	229,127,411	272,980,653

6,446	54,958	65,524
4,047	27,481	40,266
43,785	298,366	392,598

54,393	371,452	104,193
38,034	137,899	68,104
199,611	821,992	239,163

—	—	—
—	—	—
—	—	—

(13,290,338)	(38,336,017)	(16,044,064)
(5,949,947)	(13,889,845)	(8,184,148)
(136,970,402)	(281,575,152)	(198,501,063)

(23,163,084)	(52,601,040)	84,193,212

(15,123,793)	(92,376,586)	105,307,758
61,882,187	154,258,773	48,951,015

$46,758,394	$61,882,187	$154,258,773

$6,857	$309,227	$1,407,429

See Notes to Financial Statements.	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	29

FINANCIAL HIGHLIGHTS

This table is presented to show selected data for a share outstanding throughout each period, and to assist shareholders in evaluating a Fund’s performance for the periods presented.

				Net Increase
			Net	(Decrease)							RATIOS TO AVERAGE NET
			Realized	in							ASSETS:
			and	Net					NET
	NET ASSET	Net	Unrealized	Asset Value	Distributions	Distributions			ASSET								Net			Net Assets,
	VALUE,	Investment	Gains	Resulting	from Net	from Net		Redemption	VALUE,	Total							Investment		Portfolio	End of
	BEGINNING	Income	(Losses) on	from	Investment	Realized	Total	Fees	END OF	Investment	Total		Net		Operating		Income		Turnover	Period (000’s
Year Ended	OF PERIOD	(Loss)†	Investments	Operations	Income	Gains	Distributions	Collected	PERIOD	Return††	Expenses		Expenses		Expenses◊		(Loss)		Rate	omitted)

Long/Short Commodities Strategy Fund A-Class
December 31, 2009*■	$25.00	$(.23)	$(.70)	$(.93)	$—	$—	$—	$ —§	$24.07	(3.72)%	1.95%	**	1.84%	**	1.84%	**	(1.74)%	**	—	$10,654
Long/Short Commodities Strategy Fund C-Class
December 31, 2009*■	25.00	(.33)	(.70)	(1.03)	—	—	—	—§	23.97	(4.16)%	2.70%	**	2.59%	**	2.59%	**	(2.50)%	**	—	3,642
Long/Short Commodities Strategy Fund H-Class
December 31, 2009*■	25.00	(.23)	(.71)	(.94)	—	—	—	—§	24.06	(3.76)%	1.95%	**	1.84%	**	1.84%	**	(1.75)%	**	—	71,014
Multi-Hedge Strategies Fund A-Class
December 31, 2009■▲	19.96	(.15)	.76	.61	—	—	—	—§	20.57	3.06%	2.36%	**	2.32%	**	1.40%	**	(1.47)%	**	858%	25,010
March 31, 2009	24.61	(.10)	(4.37)	(4.47)	(.12)	(.06)	(.18)	—§	19.96	(18.19)%	2.09%		2.09%		1.40%		(0.46)%		1,578%	45,078
March 31, 2008	26.44	.58	(1.53)	(.95)	(.79)	(.09)	(.88)	—§	24.61	(3.72)%	1.96%		1.96%		1.40%		2.18%		509%	42,193
March 31, 2007	25.52	.71	.80	1.51	(.38)	(.22)	(.60)	.01	26.44	6.05%	1.93%		1.93%		1.43%		2.74%		298%	41,771
March 31, 2006*	25.00	.29	.24	.53	(.07)	—	(.07)	.06	25.52	2.36%	1.87%	**	1.87%	**	1.45%	**	2.20%	**	127%	5,791
Multi-Hedge Strategies Fund C-Class
December 31, 2009■▲	19.43	(.31)	.78	.47	—	—	—	—§	19.90	2.42%	3.14%	**	3.09%	**	2.17%	**	(2.07)%	**	858%	23,494
March 31, 2009	24.13	(.25)	(4.27)	(4.52)	(.12)	(.06)	(.18)	—§	19.43	(18.76)%	2.82%		2.82%		2.17%		(1.09)%		1,578%	28,706
March 31, 2008	26.14	.37	(1.50)	(1.13)	(.79)	(.09)	(.88)	—§	24.13	(4.46)%	2.71%		2.71%		2.15%		1.41%		509%	54,857
March 31, 2007	25.42	.51	.80	1.31	(.38)	(.22)	(.60)	.01	26.14	5.28%	2.66%		2.66%		2.16%		1.99%		298%	48,052
March 31, 2006*	25.00	.19	.24	.43	(.07)	—	(.07)	.06	25.42	1.96%	2.65%	**	2.65%	**	2.23%	**	1.42%	**	127%	7,352
Multi-Hedge Strategies Fund H-Class
December 31, 2009■▲	19.98	(.21)	.81	.60	—	—	—	—§	20.58	3.00%	2.37%	**	2.33%	**	1.41%	**	(1.18)%	**	858%	69,351
March 31, 2009	24.63	(.07)	(4.40)	(4.47)	(.12)	(.06)	(.18)	—§	19.98	(18.17)%	2.07%		2.07%		1.41%		(0.31)%		1,578%	63,229
March 31, 2008	26.46	.58	(1.53)	(.95)	(.79)	(.09)	(.88)	—§	24.63	(3.71)%	1.95%		1.95%		1.39%		2.21%		509%	141,483
March 31, 2007	25.53	.72	.80	1.52	(.38)	(.22)	(.60)	.01	26.46	6.09%	1.90%		1.90%		1.40%		2.78%		298%	176,187
March 31, 2006*	25.00	.29	.25	.54	(.07)	—	(.07)	.06	25.53	2.40%	1.83%	**	1.83%	**	1.41%	**	2.18%	**	127%	30,796
Commodities Strategy Fund A-Class
December 31, 2009■▲	13.26	(.14)	3.37	3.23	(.11)	—	(.11)	.01	16.39	24.46%	1.56%	**	1.38%	**	1.38%	**	(1.24)%	**	220%	8,553
March 31, 2009	32.68	—§	(18.80)	(18.80)	(.70)	—	(.70)	.08	13.26	(57.55)%	1.52%		1.20%		1.20%		0.02%		390%	7,189
March 31, 2008	23.81	.68	8.27	8.95	(.22)	—	(.22)	.14	32.68	38.48%	1.51%		1.19%		1.19%		2.49%		405%	18,579
March 31, 2007	27.29	.63	(4.15)	(3.52)	—	—	—	.04	23.81	(12.75)%	1.46%		1.17%		1.17%		2.57%		672%	9,720
March 31, 2006*	25.00	.61	1.68	2.29	—	—	—	—	27.29	9.16%	1.71%	**	1.71%	**	1.71%	**	2.76%	**	—	8,751
Commodities Strategy Fund C-Class
December 31, 2009■▲	12.86	(.22)	3.26	3.04	(.11)	—	(.11)	.01	15.80	23.74%	2.31%	**	2.15%	**	2.15%	**	(2.03)%	**	220%	6,186
March 31, 2009	31.96	(.06)	(18.43)	(18.49)	(.70)	—	(.70)	.09	12.86	(58.03)%	2.28%		1.95%		1.95%		(0.22)%		390%	4,072
March 31, 2008	23.47	.48	8.09	8.57	(.22)	—	(.22)	.14	31.96	37.41%	2.26%		1.94%		1.94%		1.79%		405%	10,793
March 31, 2007	27.10	.56	(4.23)	(3.67)	—	—	—	.04	23.47	(13.39)%	2.23%		1.94%		1.94%		2.23%		672%	4,169
March 31, 2006*	25.00	.42	1.68	2.10	—	—	—	—	27.10	8.40%	2.34%	**	2.34%	**	2.34%	**	1.79%	**	—	4,128
Commodities Strategy Fund H-Class
December 31, 2009■▲	13.26	(.14)	3.37	3.23	(.11)	—	(.11)	.01	16.39	24.45%	1.56%	**	1.37%	**	1.37%	**	(1.22)%	**	220%	32,019
March 31, 2009	32.66	.13	(18.93)	(18.80)	(.70)	—	(.70)	.10	13.26	(57.52)%	1.52%		1.20%		1.20%		0.43%		390%	50,622
March 31, 2008	23.81	.60	8.30	8.90	(.22)	—	(.22)	.17	32.66	38.39%	1.51%		1.19%		1.19%		2.10%		405%	124,886
March 31, 2007	27.29	.77	(4.28)	(3.51)	—	—	—	.03	23.81	(12.75)%	1.49%		1.20%		1.20%		2.99%		672%	35,062
March 31, 2006*	25.00	.61	1.68	2.29	—	—	—	—	27.29	9.16%	1.57%	**	1.57%	**	1.57%	**	2.56%	**	—	29,028
30	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

FINANCIAL HIGHLIGHTS (concluded)

*	Since the commencement of operations:

May 25, 2005 — Commodities Strategy Fund A-Class, C-Class, and H-Class;

September 19, 2005 — Multi-Hedge Strategies Fund A-Class, C-Class;

June 25, 2009 — Long/Short Commodities Strategy Fund A-Class, C-Class, and H-Class.

**	Annualized

†	Calculated using the average daily shares outstanding for the period.

††	Total investment return does not reflect the impact of any applicable sales charges and has not been annualized.

◊	Operating expenses exclude short dividends expense.

▲	The Fund changed its fiscal year end from March 31 to December 31 in 2009.

■	Consolidated.

§	Less than $.01 per share.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	31

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

1.   Organization and Significant Accounting Policies Organization
The Rydex Series Funds (the “Trust”) is registered with the SEC under the Investment Company Act of 1940 (the“1940 Act”) as a non-diversified, open-ended investment company. The Trust offers six separate classes of shares, Investor Class shares, Investor2 Class shares, Advisor Class shares, A-Class shares, C Class shares, and H-Class shares. C-Class shares have a 1% CDSC if shares are redeemed within 12 months of purchase. Sales of shares of each Class are made without a sales charge at the NAV, with the exception of A-Class shares. A-Class shares are sold at the NAV, plus the applicable front-end sales charge, except for the U.S. Government Money Market Fund. The sales charge varies depending on the amount purchased, but will not exceed 4.75% . A-Class share purchases of $1 million or more are exempt from the front-end sales charge but have a 1% CDSC if shares are redeemed within 18 months of purchase.
At December 31, 2009, the Trust consisted of fifty-five separate funds. This report covers the Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund (formerly known as “Absolute Return Strategies Fund”) and the Commodities Strategy Fund (collectively, the “Funds”). Only A-Class, C-Class and H-Class shares had been issued by the Funds. All share classes are subject to a 1% redemption fee when shares are redeemed within 30 days of purchase.
Rydex Investments provides advisory, transfer agent and administrative services, and accounting services to the Trust. Rydex Distributors, Inc. (the “Distributor”) acts as principal underwriter for the Trust. Both Rydex Investments and the Distributor are affiliated entities.
Consolidation of Subsidiary
Each of the consolidated financial statements of the Long/Short Commodities Strategy Fund, Multi-Hedge Strategies Fund, and Commodities Strategy Fund include the accounts of a wholly-owned and controlled Cayman Islands subsidiary (the “Subsidiary”). Significant inter-company accounts and transactions have been eliminated in consolidation for the Funds.
Each Fund may invest up to 25% of its total assets in its Subsidiary which acts as an investment vehicle in order to effect certain investments consistent with the Fund’s investment objectives and policies.
A summary of each Fund’s investment in its respective Subsidiary is as follows:

			% of Total
		Subsidiary	Net Assets
	Inception	Net Assets at	of the Fund at
	Date of	December 31,	December 31,
	Subsidiary	2009	2009

Long/Short Commodities Strategy Fund	06/25/09	$9,579,662	11.2%
Multi-Hedge Strategies Fund	09/18/09	14,915,486	12.7%
Commodities Strategy Fund	09/08/09	1,502,555	3.2%
Significant Accounting Policies
The following significant accounting policies are in conformity with U.S. generally accepted accounting principles and are consistently followed by the Trust. This requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. All time references are based on Eastern Time.
A. Equity securities listed on an exchange (New York Stock Exchange (“NYSE”) or American Stock Exchange) are valued at the last quoted sales price as of the close of business on the NYSE, usually 4:00 p.m. on the valuation date. Equity securities listed on the NASDAQ market system are valued at the NASDAQ Official Closing Price on the valuation date.
Listed options held by the Trust are valued at the Official Settlement Price listed by the exchange, usually as of 4:00 p.m. Long options are valued using the bid price and short options are valued using the ask price. In the event that a settlement price is not available, fair valuation is enacted. Over-the-counter options held by the Trust are valued using the average bid price (for long options), or average ask price (for short options) obtained from one or more security dealers.
The value of futures contracts purchased and sold by the Trust is accounted for using the unrealized gain or loss on the contracts that is determined by marking the contracts to their current realized settlement prices. Financial futures contracts are valued at the 4:00 p.m. price on the valuation date. In the event that the exchange for a specific futures contract closes earlier than 4:00 p.m., the futures contract is valued at the Official Settlement Price of the exchange. However, the underlying securities from which the futures contract value is derived are monitored until 4:00 p.m. to determine if fair valuation would provide a more accurate valuation.

32	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Debt securities with a maturity greater than 60 days are valued at the last traded fill price at the close of business, unless no trades were executed. If there are no trades, a security is valued at the reported bid price, at the close of business. Short-term debt securities, with a maturity of 60 days or less and repurchase agreements are valued at amortized cost, which approximates market value.
Open-end investment companies (“Mutual Funds”) are valued at their NAV as of the close of business, on the valuation date. Exchange Traded Funds (“ETFs”) and closed-end investment companies are valued at the last quoted sales price.
Structured notes are valued in accordance with the terms of their agreement at the value of the underlying index close, usually 4:00 p.m. adjusted for any interest accruals and financing charges. If the securities comprising the underlying index cease trading before a Fund’s close of business, the index will be fair valued with the use of an appropriate market indicator.
Investments, for which market quotations are not readily available, are fair valued as determined in good faith by Rydex Investments under the direction of the Board of Trustees using methods established or ratified by the Board of Trustees. These methods include, but are not limited to: (i) general information as to how these securities and assets trade; (ii) in connection with futures contracts and options thereupon, and other derivative investments, information as to how (a) these contracts and other derivative investments trade in the futures or other derivative markets, respectively, and (b) the securities underlying these contracts and other derivative investments trade in the cash market; and (iii) other information and considerations, including current values in related-markets.
B. Securities transactions are recorded on the trade date for financial reporting purposes. Realized gains and losses from securities transactions are recorded using the identified cost basis. Proceeds from lawsuits related to investment holdings are recorded as realized gains in the respective Fund. Dividend income is recorded on the ex-dividend date, net of applicable taxes withheld by foreign countries. Taxable non-cash dividends are recorded as dividend income. Interest income, including amortization of premiums and accretion of discount, is accrued on a daily basis. Distributions received from investments in REITs are recorded as dividend income on the ex- dividend date, subject to reclassification upon notice of the character of such distribution by the issuer.
C. Distributions of net investment income and net realized gains, if any, are declared and paid at least annually. Distributions are recorded on the ex-dividend date and are determined in accordance with income tax regulations which may differ from U.S. generally accepted accounting principles.
D. When a Fund engages in a short sale of an equity or fixed income security, an amount equal to the proceeds is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the market value of the short sale. The Fund maintains a segregated account of cash and/or securities as collateral for short sales. The Fund is exposed to market risk based on the amount, if any, that the market value of the security exceeds the market value of the securities in the segregated account. Fees, if any, paid to brokers to borrow securities in connection with short sales are considered part of the cost of short sale transactions. In addition, the Fund must pay out the dividend rate of the equity or coupon rate of the treasury obligation to the lender and records this as an expense. Short dividends or interest expense is a cost associated with the investment objective of short sales transactions, rather than an operational cost associated with the day-to- day management of any mutual fund. The Funds may also receive rebate income from the broker resulting from the investment of the proceeds from securities sold short or incur rebate charges to borrow certain securities.
E. Upon the purchase of an option by a Fund, the premium paid is recorded as an investment, the value of which is marked-to-market daily. When a purchased option expires, that Fund will realize a loss in the amount of the cost of the option. When a Fund enters into a closing sale transaction, that Fund will realize a gain or loss depending on whether the proceeds from the closing sale transaction are greater or less than the cost of the option. When a Fund exercises a put option, that Fund will realize a gain or loss from the sale of the underlying security and the proceeds from such sale will be decreased by the premium originally paid. When a Fund exercises a call option, the cost of the security purchased by that Fund upon exercise will be increased by the premium originally paid. When a Fund writes (sells) an option, an amount equal to the premium received is entered in that Fund’s accounting records as an asset and equivalent liability. The amount of the liability is subsequently marked to-market to reflect the current value of the option written. When a written option expires, or if a Fund enters into a closing purchase transaction, that

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	33
1

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Fund realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was sold).
F. The Trust may enter into stock and bond index futures contracts and options on such futures contracts. Futures contracts are contracts for delayed delivery of securities at a specified future delivery date and at a specific price. Upon entering into a contract, a Fund deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Fund as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
G. The Trust may invest in structured notes, which are over-the-counter contracts linked to the performance of an underlying benchmark such as interest rates, equity markets, equity indices, commodities indices, corporate credits or foreign exchange markets. A structured note is a type of bond in which an issuer borrows money from investors and pays back the principal, adjusted for performance of the underlying benchmark, at a specified maturity date. In addition, the contract may require periodic interest payments. Structured notes are used to obtain exposure to a market without owning or taking physical custody of securities or commodities. Fluctuations in value of the structured notes are recorded as unrealized gains and losses in the accompanying financial statements. Coupon payments are recorded as income while net payments are recorded as net realized gains or losses.
H. Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Trust does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain and loss from investments. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies and currency gains or losses realized between the trade and settle-
ment dates on investment transactions. Net unrealized exchange gains and losses arise from changes in the fair values of assets and liabilities other than investments in securities at the fiscal period end, resulting from changes in exchange rates.
I. The Trust may enter into forward currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. When entering into a forward currency contract, a Fund agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed future date. These contracts are valued daily and the corresponding unrealized gain or loss on the contracts, as measured by the difference between the forward foreign exchange rates at the dates of entry into the contracts and the forward rates at the reporting date, is included in the Statement of Assets and Liabilities. Realized and unrealized gains and losses are included in the Statement of Operations. At December 31, 2009, none of the Funds held forward currency contracts.
J. Certain U.S. Government and Agency Obligations are traded on a discount basis; the interest rates shown on the Schedules of Investments reflect the effective rates paid at the time of purchase by the Funds. Other securities bear interest at the rates shown, payable at fixed dates through maturity. The Funds may also purchase American Depository Receipts, U.S. Government securities, and enter into repurchase agreements.
K. The Funds may leave cash overnight in their cash account with the custodian, U.S. Bank. Periodically, a Fund may have cash due to the custodian bank as an overdraft balance. A fee is incurred on this overdraft, calculated by multiplying the overdraft by a rate based on the federal funds rate. Segregated cash with the broker is held as collateral for investments in derivative instruments such as futures contracts and index swap agreements.
L. Interest and dividend income, most expenses, all realized gains and losses, and all unrealized gains and losses are allocated to the Classes based upon the value of the outstanding shares in each Class. Certain costs, such as distribution fees related to A-Class shares and H-Class shares and service and distribution fees related to C-Class shares, are charged directly to such Classes. In addition, certain expenses have been allocated to the individual Funds in the Trust on a pro rata basis upon the respective aggregate net assets of each Fund included in the Trust.
M. Throughout the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties which provide general indemnifications. The Funds’ maximum exposure under

34	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT
2

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

these arrangements is unknown, as this would involve future claims that may be made against the Funds and/or their affiliates that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
2.   Financial Instruments
As part of its investment strategy, the Trust may utilize short sales and a variety of derivative instruments including, options, futures, options on futures, structured notes and swap agreements. These investments involve, to varying degrees, elements of market risk and risks in excess of the amounts recognized in the Statements of Assets and Liabilities.
A short sale is a transaction in which a Fund sells an equity or fixed income security it does not own. If the security sold short decreases in price between the time the Fund sells the security and closes its short position, that Fund will realize a gain on the transaction. Conversely, if the security increases in price during the period, that Fund will realize a loss on the transaction. The risk of such price increases is the principal risk of engaging in short sales.
The risk associated with purchasing options is limited to the premium originally paid. The risk in writing a covered call option is that a Fund may forego the opportunity for profit if the market price of the underlying security increases and the option is exercised. The risk in writing a covered put option is that a Fund may incur a loss if the market price of the underlying security decreases and the option is exercised. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market or, for over-the-counter options, because of the counter-party’s inability to perform.
There are several risks in connection with the use of futures contracts. Risks may be caused by an imperfect correlation between movements in the price of the instruments and the price of the underlying securities. In addition, there is the risk that a Fund may not be able to enter into a closing transaction because of an illiquid secondary market.
There are several risks associated with the use of structured notes. Structured notes are leveraged, thereby providing an exposure to the underlying benchmark greater than the face amount and increasing the volatility of each note relative to the change in the underlying linked financial instrument. A highly liquid secondary market may not exist for the structured notes a Fund invests in, which may make it difficult for that Fund to sell the structured notes it holds at an acceptable price or to accurately value them. In addition, structured notes are subject to the risk that the counterparty to the instrument, or issuer, might not pay interest when due or repay principal at maturity of the obligation. Although the Trust will not invest in any structured notes unless Rydex Investments believes that the issuer is creditworthy, a Fund does bear the risk of loss of the amount expected to be received in the event of the default or bankruptcy of the issuer.
There are several risks associated with the use of swap agreements that are different from those associated with ordinary portfolio securities transactions, due to the fact they could be considered illiquid. Although the Trust will not enter into any swap agreement unless Rydex Investments believes that the other party to the transaction is creditworthy, the Funds bear the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of the agreement counterparty.
In conjunction with the use of short sales, options, futures, options on futures, structured notes and swap agreements, the Funds are required to maintain collateral in various forms. The Funds use, where appropriate, depending on the financial instrument utilized and the broker involved, margin deposits at the broker, cash and/or securities segregated at the custodian bank, discount notes, or the repurchase agreements allocated to each Fund.
The risks inherent in the use of short sales, options, futures contracts, options on futures contracts, structured notes, and swap agreements, include i) adverse changes in the value of such instruments; ii) imperfect correlation between the price of the instruments and movements in the price of the underlying securities, indices, or futures contracts; iii) the possible absence of a liquid secondary market for any particular instrument at any time; and iv) the potential of counterparty default. The Trust has established counterparty credit guidelines and enters into transactions only with financial institutions of investment grade or better. The Trust monitors the counterparty credit risk.
There are several risks associated with exposure to foreign currencies, foreign issuers and emerging markets. The Fund’s indirect and direct exposure to foreign currencies subjects the Fund to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of short positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency

THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	35
3

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

rates in foreign countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates and the imposition of currency controls or other political developments in the U.S. or abroad. In addition, the Fund may incur transaction costs in connection with conversions between various currencies. The Fund may, but is not obligated to, engage in currency hedging transactions, which generally involve buying currency forward, options or futures contracts. However, not all currency risk may be effectively hedged, and in some cases the costs of hedging techniques may outweigh expected benefits. In such instances, the value of securities denominated in foreign currencies can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar.
The Fund may invest in securities of foreign companies directly, or in financial instruments, such as ADRs and exchange-traded funds, which are indirectly linked to the performance of foreign issuers. Foreign markets can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Investing in securities of foreign companies directly, or in financial instruments that are indirectly linked to the performance of foreign issuers, may involve risks not typically associated with investing in U.S. issuers. The value of securities denominated in foreign currencies, and of dividends from such securities, can change significantly when foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign securities markets generally have less trading volume and less liquidity than U.S. markets, and prices in some foreign markets may fluctuate more than those of securities traded on U.S. markets. Many foreign countries lack accounting and disclosure standards comparable to those that apply to U.S. companies, and it may be more difficult to obtain reliable information regarding a foreign issuer’s financial condition and operations. Transaction costs and costs associated with custody services are generally higher for foreign securities than they are for U.S. securities. Some foreign governments levy withholding taxes against dividend and interest income. Although in some countries portions of these taxes are recoverable, the non-recovered portion will reduce the income received by the Fund.
Emerging markets, which consist of countries that have an emerging stock market as defined by Standard & Poor’s®, countries or markets with low- to middle-income economies as classified by the World Bank, and other countries or markets with similar characteristics as determined by Rydex Investments, can be more volatile than the U.S. market due to increased risks of adverse issuer, political, regulatory, market, or economic developments and can perform differently from the U.S. market. Emerging markets can be subject to greater social, economic, regulatory, and political uncertainties and can be extremely volatile. As a result, the securities of emerging market issuers may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in securities of developed foreign countries. In addition, the risks associated with investing in a narrowly defined geographic area are generally more pronounced with respect to investments in emerging market countries. The Fund may also be subject to this risk with respect to its investments in derivatives or other securities or financial instruments whose returns are related to the returns of emerging market securities.
3.   Derivative Investment Holdings Categorized by Risk Exposure
U.S. generally accepted accounting principles requires disclosures to enable investors to better understand how and why the Funds use derivative instruments, how these derivative instruments are accounted for and their effects on the Funds’ financial position and results of operations.
Certain Funds seek to gain exposure to their respective benchmarks by investing in commodity, currency, and financial-linked derivative instruments, including swap agreements, commodity options, futures and options on futures. The following table represents the notional amount of derivative instruments outstanding, as an approximate percentage of the Funds’ net assets on a daily basis, while the risk to the Fund is limited to the profit earned on such derivatives:

Approximate percentage
of Fund’s net assets
Fund	on a daily basis

Long/Short Commodities Strategy Fund	45%
Multi-Hedge Strategies Fund	25%
Commodities Strategy Fund	10%
The following is a summary of the location of derivative investments on the Funds’ Statements of Assets and Liabilities as of December 31, 2009:

36	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Location on the Statements of Assets and Liabilities
Derivative Investments Type	Asset Derivatives	Liability Derivatives
Equity contracts	Variation Margin on Futures Contracts Investment Securities	Variation Margin on Futures Contracts Written Options at Market Value
Currency/Commodity/Interest rate contracts	Variation Margin on Futures Contracts	Variation Margin on Futures Contracts
The following table sets forth the fair value of the Funds’ derivative contracts by primary risk exposure as of December 31, 2009:

Asset Derivative Investments Value
		Written
	Futures	Option	Futures	Futures	Futures	Total Value at
	Equity	Equity	Currency	Commodity	Interest Rate	December 31,
Fund	Contracts*	Contracts	Contracts*	Contracts*	Contracts*	2009

Long/Short Commodities Strategy Fund	$—	$—	$—	$1,646,638	$—	$1,646,638
Multi-Hedge Strategies Fund	627,978	—	—	502,502	242,225	1,372,705
Commodities Strategy Fund	—	—	—	92,331	—	92,331

Liability Derivative Investments Value
		Written
	Futures	Option	Futures	Futures	Futures	Total Value at
	Equity	Equity	Currency	Commodity	Interest Rate	December 31,
Fund	Contracts*	Contracts	Contracts*	Contracts*	Contracts*	2009

Long/Short Commodities Strategy Fund	$—	$—	$—	$614,389	$—	$614,389
Multi-Hedge Strategies Fund	1,963	1,069,290	447,125	291,723	406,541	2,216,642
Commodities Strategy Fund	—	—	—	—	—	—

*	Includes cumulative appreciation (depreciation) of futures contracts as reported on the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
The following is a summary of the location of derivative investments on the Funds’ Statements of Operations as of December 31, 2009:

Derivative Investment Type	Location of Gain (Loss) on Derivatives
Equity contracts	Net realized gain (loss) on futures contracts
Net realized gain (loss) on written option transactions
Change in net unrealized appreciation (depreciation) on futures contracts
Change in net unrealized appreciation (depreciation) on written options
Currency/Commodity/Interest rate contracts	Net realized gain (loss) on futures contracts
Change in net unrealized appreciation (depreciation) on futures contracts
The following is a summary of the Funds’ realized gain (loss) and change in unrealized appreciation (depreciation) on derivative investments recognized in the Statements of Operations categorized by primary risk exposure as of December 31, 2009:

Realized Gain (Loss) on Derivative Investments Recognized in the Statement of Operations
		Written
	Futures	Option	Futures	Futures	Futures
	Equity	Equity	Currency	Commodity	Interest Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Long/Short Commodities
Strategy Fund	$—	$—	$—	$(1,830,317)	$—	$(1,830,317)
Multi-Hedge Strategies Fund	5,753,070	(1,203,823)	1,599,945	(754,361)	(43,353)	5,351,478
Commodities Strategy Fund	—	—	—	(2,480,157)	—	(2,480,157)
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	37

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Change in Unrealized Appreciation (Depreciation) on Derivative Investments Recognized in the Statement of Operations
		Written			Futures
	Futures	Option	Futures	Futures	Interest
	Equity	Equity	Currency	Commodity	Rate
Fund	Contracts	Contracts	Contracts	Contracts	Contracts	Total

Long/Short Commodities Strategy Fund	$—	$—	$—	$1,032,249	$—	$1,032,249
Multi-Hedge Strategies Fund	(1,353,249)	(192,763)	(603,692)	210,779	(164,316)	(2,103,241)
Commodities Strategy Fund	—	—	—	92,331	—	92,331
4.   Call Options Written
Transactions in options written during the year ended December 31, 2009, were as follows:

	Multi-Hedge Strategies Fund
	Number of	Premiums
	Contracts	Received

Options outstanding at March 31, 2009	—	$—
Options written	10,505	4,626,178
Options terminated in closing purchase transactions	(9,060)	(3,255,727)
Options expired	(762)	(531,593)
Options exercised	(166)	(7,304)

Options outstanding at December 31, 2009	517	$831,554
5.   Fees And Other Transactions With Affiliates
Under the terms of an investment advisory contract, the Trust pays Rydex Investments investment advisory fees calculated at an annualized rate of 0.75% of the average daily net assets of the Commodities Strategy Fund; 0.90% of the average daily net assets of the Long/Short Commodities Strategy Fund, and 1.15% of the average daily net assets of the Multi-Hedge Strategies Fund.
Effective May 1, 2006, Rydex Investments has contractually agreed to waive its advisory fee to the extent necessary to limit the ordinary operating expenses of the Commodities Strategy Fund (but excluding interest expenses, brokerage commissions and extraordinary expenses) to not more than 1.20%, 1.95%, and 1.20% per annum of the average monthly net assets of the A-Class, C-Class, and H-Class of the Fund (the “Contractual Fee Waiver”). The Contractual Fee Waiver was not able to be modified or eliminated prior to August 1, 2009, except with the approval of the Board of Trustees. Effective August 1, 2009, the contractual fee waiver was discontinued.
As part of its agreement with the Trust, Rydex Investments will pay all expenses of the Multi-Hedge Strategies Fund, including the cost of transfer agency, custody, fund administration, legal, audit and other services, except interest expense, taxes (expected to be de minimis), brokerage commissions and other expenses connected with execution of portfolio transactions, short dividend expenses, and extraordinary expenses.
Rydex Investments provides transfer agent and administrative services to the Funds for fees calculated at an annualized rate of 0.25% of the average daily net assets of each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
Rydex Investments provides accounting services to the Trust calculated at an annualized rate of 0.10% on the first $250 million of the average daily net assets, 0.075% on the next $250 million of the average daily net assets, 0.05% on the next $250 million of the average daily net assets, and 0.03% on the average daily net assets over $750 million of each Fund. Fees related to the Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
Rydex Investments engages external service providers to perform other necessary services for the Trust, such as audit and accounting related services, legal services, custody, printing and mailing, etc., on a pass through basis. Such expenses vary from Fund to Fund and are allocated to the Funds based on relative net assets. Certain expenses allocated to the Multi-Hedge Strategies Fund are paid by Rydex Investments, as previously noted.
The Trust has adopted a Distribution Plan applicable to A-Class shares and H-Class shares for which the Distributor and other firms that provide distribution and/or shareholder services (“Service Providers”) may receive compensation. If a
38	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

Service Provider provides distribution services, the Funds will pay distribution fees to the Distributor at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 of the 1940 Act. The Distributor, in turn, will pay the Service Provider out of its fees. The Distributor may, at its discretion, retain a portion of such payments to compensate itself for distribution services.
The Trust has adopted a separate Distribution and Shareholder Services Plan applicable to its C-Class shares that allows the Funds to pay annual distribution and service fees of 0.75% of the Alternative Strategies Allocation Fund and 1.00% of the remaining Funds’ C-Class shares average daily net assets. The annual 0.25% service fee compensates the shareholder’s financial advisor for providing on-going services to the shareholder. The annual distribution fee of 0.75% for the Funds reimburses the Distributor for paying the shareholder’s financial advisor an on-going sales commission. The Distributor advances the first year’s service and distribution fees to the financial advisor. The Distributor retains the service and distribution fees on accounts with no authorized dealer of record.
For the year ended December 31, 2009, the Distributor retained sales charges of $734,427 relating to sales of A-Class shares of the Trust.
Certain officers and trustees of the Trust are also officers of Rydex Investments and the Distributor.
6.   Federal Income Tax Information
The Funds intend to comply with the provisions of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and will distribute substantially all net investment income and capital gains to shareholders. Therefore, no Federal income tax provision has been recorded.
Tax positions taken or expected to be taken in the course of preparing the Funds’ tax returns are evaluated to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (fiscal years 2007 — 2009), and has concluded that no provision for income tax was required in the Funds’ financial statements.
Income and capital gain distributions are determined in accordance with Federal income tax regulations, which may differ from U.S. generally accepted accounting principles. These differences are primarily due to differing treatments for losses deferred due to wash sales, losses deferred due to post-October losses, unsettled short sales and excise tax regulations.
Permanent book and tax basis differences, if any, will result in reclassifications. This may include net operating losses not utilized during the current period, capital loss carryforward expired, and the utilization of earnings and profits distributed to the shareholders on redemption of shares as part of the dividends paid deduction for income tax purposes. These reclassifications have no effect on net assets or net asset values per share. Any undistributed ordinary income or long-term capital gain remaining at fiscal year end is distributed in the following year.
Tax basis capital losses in excess of capital gains are carried forward to offset future net capital gains. For the year ended December 31, 2009, the following Fund had previous losses permanently limited due to Treasury Regulations:

Fund	Amount

Multi-Hedge Strategies Fund	$3,727,339
The tax character of distributions paid during the year ended December 31, 2009 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Long/Short Commodities Strategy Fund	$—	$—	$—
Multi-Hedge Strategies Fund	—	—	—
Commodities Strategy Fund	309,232	—	309,232
The tax character of distributions paid during the year ended March 31, 2009 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Multi-Hedge Strategies Fund	$1,270,043	$106,765	$1,376,808
Commodities Strategy Fund	1,407,429	—	1,407,429
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	39

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

The tax character of distributions paid during the year ended March 31, 2008 was as follows:

	Ordinary	Long-Term	Total
Fund	Income	Capital Gain	Distributions

Multi-Hedge Strategies Fund	$9,533,830	$1,014,038	$10,547,868
Commodities Strategy Fund	450,893	—	450,893
The tax character of distributable earnings/(accumulated losses) at December 31, 2009 was as follows:

	Undistributed	Undistributed	Net Unrealized
	Ordinary	Long-Term	Appreciation	Capital Loss
Fund	Income	Capital Gain	(Depreciation)	Carryforward

Long/Short Commodities
Strategy Fund	$—	$—	$(157,982)	$—
Multi-Hedge Strategies Fund	—	—	1,334,696	(60,556,085)[1]
Commodities Strategy Fund	—	—	8,557,316	(23,926,981)[1]
Capital Loss Carryforward amounts may be limited due to U.S. Treasury Regulations.

[1]	A summary of the expiration of the aforementioned Capital Loss Carryforward is as follows:

					Total
	Expires in	Expires in	Expires in	Expires in	Capital Loss
Fund	2014	2015	2016	2017	Carryforward

Multi-Hedge Strategies Fund	$—	$(4,193,804)	$(47,013,421)	$(9,348,860)	$(60,556,085)
Commodities Strategy Fund	(533,762)	—	(622,379)	(22,770,840)	(23,926,981)
At December 31, 2009, the cost of securities for Federal income tax purposes, the aggregate gross unrealized gain for all securities for which there was an excess of value over tax cost and the aggregate gross unrealized loss for all securities for which there was an excess of tax cost over value, were as follows:

		Tax	Tax	Net
	Tax	Unrealized	Unrealized	Unrealized
Fund	Cost	Gain	Loss	Gain (Loss)

Long/Short Commodities Strategy Fund	$80,201,648	$—	$(1,190,231)	$(1,190,231)
Multi-Hedge Strategies Fund	107,618,805	8,359,606	(571,847)	7,787,759
Commodities Strategy Fund	33,640,506	8,464,985	—	8,464,985
Pursuant to Federal income tax regulations applicable to investment companies, the Funds have elected to treat net capital losses realized between November 1 and December 31 of each year as occurring on the first day of the following tax year. For the period ended December 31, 2009, the following amount of realized capital losses reflected in the accompanying financial statements will not be recognized for Federal income tax purposes until January 1, 2010:

Fund	Capital

Multi-Hedge Strategies Fund	$(206,011)
Commodities Strategy Fund	(367,819)
7.   Repurchase Agreements
The Funds transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by obligations of the U.S. Treasury and U.S. Government Agencies. The collateral is in the possession of the Fund’s custodian and is evaluated to ensure that its market value exceeds at a minimum, 102% of the original face amount of the repurchase agreements. Each Fund holds a pro rata share of the collateral based on the dollar amount of the repurchase agreement entered into by each Fund.
The repurchase agreements executed by the joint account and outstanding at December 31, 2009, were as follows:

Counterparty	Terms of Agreement	Face Value	Market Value	Repurchase Price

HSBC Group	0.00% due 01/04/10	$415,000,000	$415,000,000	$415,000,000
Morgan Stanley	0.00% due 01/04/10	340,000,000	340,000,000	340,000,000
Mizuho Financial Group, Inc.	0.00% due 01/04/10	288,192,929	288,192,929	288,192,929
Credit Suisse Group	(0.02)% due 01/04/10	100,374,956	100,374,956	100,374,733
Deutsche Bank	0.00% due 01/04/10	100,000,000	100,000,000	100,000,000

			$1,243,567,885	$1,243,567,662

40	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

At December 31, 2009, the collateral for the repurchase agreements in the joint account was as follows:

Security Type	Maturity Dates	Range of Rates	Par Value	Market Value

U.S. Treasury Notes	01/31/14 — 12/31/16	1.75% — 3.25%	$458,850,000	$454,466,061
U.S. Treasury Bonds	02/15/20 — 08/15/23	6.25% — 8.50%	305,538,800	423,300,066
U.S. Treasury Bills	06/17/10 — 07/01/10	0.00%	396,734,600	396,341,643

				$1,274,107,770

In the event of counterparty default, the Funds have the right to collect the collateral to offset losses incurred. There is potential loss to the Funds in the event the Funds are delayed or prevented from exercising their rights to dispose of the collateral securities, including the risk of a possible decline in the value of the underlying securities during the period while the Funds seek to assert their rights. The Funds’ investment advisor, acting under the supervision of the Board of Trustees, reviews the value of the collateral and the creditworthiness of those banks and dealers with which the Funds enter into repurchase agreements to evaluate potential risks.
8.     Fair Value Measurement
In accordance with U.S. generally accepted accounting principles, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in an orderly transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. A three-tier hierarchy is utilized to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Funds’ investments. The inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities.
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3 — significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments).
The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
The following table summarizes the inputs used to value the Funds’ net assets at December 31, 2009:

	Level 1	Level 1	Level 2	Level 2
	Investments	Other Financial	Investments	Other Financial
Fund	In Securities	Instruments*	In Securities	Instruments*	Total

Assets
Long/Short Commodities Strategy Fund	$—	$1,032,249	$79,011,417	$—	$80,043,666
Multi-Hedge Strategies Fund	73,458,092	—	41,948,473	—	115,406,564
Commodities Strategy Fund	981,392	92,331	41,124,099	—	42,197,822

Liabilities
Long/Short Commodities Strategy Fund	—	—	—	—	—
Multi-Hedge Strategies Fund	57,409,973	843,937	—	—	58,253,910
Commodities Strategy Fund	—	—	—	—	—

*	Other financial instruments may include forward foreign currency contracts, futures and/or swaps, which are reported as unrealized gain/loss at period end.
9.     Securities Transactions
For the year ended December 31, 2009, the cost of purchases and proceeds from sales of investment securities, excluding short-term and temporary cash investments, were:

	Long/Short
	Commodities	Multi-Hedge	Commodities
	Strategy	Strategy	Strategy

Purchases	$13,500,000	$168,591,545	$65,483,491
Sales	$—	$176,339,537	$85,585,029
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	41

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

10.     Share Transactions
The Trust is authorized to issue an unlimited number of shares (no par value). Transactions in shares for the years presented were:

					Purchased through
	Shares Purchased				Dividend Reinvestment			Shares Redeemed			Net Shares Purchased

	Period				Period			Period			Period
	April 1, 2009 to		Year Ended	Year Ended	April 1, 2009 to	Year Ended	Year Ended	April 1, 2009 to	Year Ended	Year Ended	April 1, 2009 to	Year Ended	Year Ended
	December 31,		March 31,	March 31,	December 31,	March 31,	March 31,	December 31,	March 31,	March 31,	December 31,	March 31,	March 31,
	2009		2009	2008	2009	2009	2008	2009	2009	2008	2009	2009	2008

Long/Short Commodities Strategy Fund*
A-Class	494,329		—	—	—	—	—	(51,693)	—	—	442,636	—	—
C-Class	165,853		—	—	—	—	—	(13,895)	—	—	151,958	—	—
H-Class	3,357,266		—	—	—	—	—	(405,932)	—	—	2,951,334	—	—
Multi-Hedge Strategies Fund**
A-Class	742,434	†	2,922,719	1,539,342	—	18,264	61,772	(1,784,539)	(2,397,397)	(1,466,196)	(1,042,105)	543,586	134,918
C-Class	241,201	†	291,626	1,299,950	—	14,651	81,715	(538,234)	(1,101,599)	(946,572)	(297,033)	(795,322)	435,093
H-Class	2,261,297	†	1,687,547	3,737,413	—	27,892	233,503	(2,056,900)	(4,295,385)	(4,883,815)	204,397	(2,579,946)	(912,899)
Commodities Strategy Fund**
A-Class	818,978		1,527,572	735,802	3,482	24,438	4,195	(842,523)	(1,578,531)	(579,667)	(20,063)	(26,521)	160,330
C-Class	475,027		459,367	468,782	2,526	9,336	2,792	(402,516)	(489,811)	(311,479)	75,037	(21,108)	160,095
H-Class	7,213,518		9,123,069	9,361,274	12,769	54,114	9,632	(9,089,856)	(9,183,624)	(7,020,121)	(1,863,569)	(6,441)	2,350,785

*	Since commencement of operations: June 25, 2009.

**	The Fund changed its fiscal year from March 31 to December 31 in 2009.

†	Includes 57,725 A-Class, 88,368 C-Class, and 515,084 H-Class shares issued in connection with fund merger (See Note 14).
42	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (continued)

11.     Line of Credit
The Trust has secured an uncommitted, $75,000,000 line of credit with U.S. Bank, N.A. Borrowings, if any, under this arrangement bear interest equal to the Prime Rate, minus 2%, which shall be paid monthly. The maximum loan amount outstanding per Fund should be the lesser of: an amount which, when added to the total of other outstanding loan amounts under this agreement, exceeds the total line of credit, 33 1/3% of a Fund’s net assets, 33 1/3% of a Fund’s assets held by the Custodian or 33 1/3% of the sum of a Fund’s securities on any given day. This line of credit expires on June 15, 2010. As of and for the year ended December 31, 2009, the Funds did not have any outstanding borrowings under this agreement.
12.     New Accounting Pronouncements
In January 2010, the Financial Accounting Standards Board issued an Accounting Standards Update, Improving Disclosures about Fair Value Measurements, which introduces new disclosure requirements and clarifies certain existing disclosure requirements around fair value measurements currently presented in Note 8. The new disclosures and clarifications of existing disclosures are generally effective for the Funds’ year ending December 31, 2010 and interim periods therein. Management is evaluating the impact of this update on its current disclosures.
13.     Name Changes
Effective April 1, 2009, the Absolute Return Strategies Fund changed its name to Multi-Hedge Strategies Fund. The name change did not have any impact on the Fund’s investment objectives, tickers and CUSIPS.
14.     Fund Merger
On May 29, 2009, the Multi-Hedge Strategies Fund (formerly, the Absolute Return Strategies Fund) acquired all of the net assets of Hedged Equity Fund, a separate series of the Trust, in exchange for shares of the Multi-Hedge Strategies Fund, pursuant to an agreement and plan of reorganization approved by the Board of Trustees and approved by the shareholders of the Hedged Equity Fund. The primary reason for the transaction was to combine a smaller fund into a larger fund with a similar investment objective. The acquisition was accomplished through a combination of a tax-free exchange of the outstanding shares of the Hedged Equity Fund (64,908 A-Class; 99,376 C-Class, and 579,434 H-Class) valued at $13,283,521 ($1,163,149 A-Class; $1,731,123 C-Class, and $10,389,249 H-Class) for respective shares of the Multi-Hedge Strategies Fund (57,725 A-Class; 88,368 C-Class, and 515,084 H-Class), with the remainder coming from capital transactions. For financial reporting purposes, the net assets received and shares issued by Multi-Hedge Strategies Fund were recorded at fair value; however, the Hedged Equity Fund’s cost of the investments and proceeds from short sales were carried forward to align ongoing reporting of Multi-Hedge Strategies Fund realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.
Hedged Equity Fund’s net assets on May 29, 2009 were $13,283,521, including $458,961 of unrealized appreciation. Hedged Equity Fund’s net assets were primarily comprised of investments with a fair value of $13,975,264, deposits with brokers related to short sales with a fair value of $3,790,427 and obligations relating to short sales with a fair value of $4,426,820. The aggregate net assets of Multi-Hedge Strategies Fund immediately before and after the acquisition were $130,988,325 and $144,271,846, respectively.
The financial statements reflect the operations of the Multi-Hedge Strategies Fund for the period prior to the acquisition and the combined fund for the period subsequent to the fund merger. Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Hedged Equity Fund that have been included in the combined fund’s Statement of Operations since the acquisition was completed. Assuming the acquisition had been completed on April 1, 2009, Multi-Hedge Strategies Fund pro-forma net investment income, net gain on investments and net increase in net assets from operations for the period April 1, 2009 to December 31, 2009 would have been $(1,495,733), $3,584,923 and $4,761,104, respectively. Rydex Investments and its affiliates bore all of the expenses related to the reorganization.
15.     Subsequent Events
Management has evaluated events or transactions that may have occurred since December 31, 2009, that would merit recognition or disclosure in the financial statements. This evaluation was completed through February 26, 2010, the date the financial statements were available to be issued.
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	43

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS (concluded)

On February 15, 2010, Security Benefit Mutual Holding Company (“SBMHC”), the parent company of Security Benefit Corporation (“SBC”) and the ultimate parent company of Rydex Investments, entered into a Purchase and Sale Agreement whereby Guggenheim SBC Holdings LLC (“Guggenheim Holdings”) will, subject to regulatory approval, policyholder approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC, purchase all of the issued and outstanding stock of SBC (the “SBC Purchase Transaction”). The SBC Purchase Transaction would result in a change of control of Rydex Investments whereby SBC and its subsidiaries would be wholly-owned by Guggenheim Holdings. If the SBC Purchase Transaction does not close, other than as a result of a breach by Guggenheim Holdings or for certain other reasons, then SBC will sell its asset management business to Guggenheim Holdings, which would include Rydex Investments and would result in a change of control of Rydex Investments. The sale of SBC’s asset management business, like the SBC Purchase Transaction, would be subject to regulatory approval and approval by the shareholders of the mutual funds and exchange traded funds sponsored by affiliates of SBMHC.
44	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
of Rydex Series Funds:
We have audited the accompanying consolidated statements of assets and liabilities, including the consolidated schedules of investments, of Rydex|SGI Long/Short Commodities Strategy Fund, Rydex|SGI Multi-Hedge Strategies Fund, and Rydex|SGI Commodities Strategy Fund (three of the series constituting the Rydex Series Funds)(the “Funds”) as of December 31, 2009, and the related statements of operations and statements of changes in net assets for each of the years or periods indicated therein (consolidated for the period ended December 31, 2009), and financial highlights for each of the years or periods presented in the period April 1, 2006 through December 31, 2009 (consolidated for the period ended December 31, 2009). These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for the period ended March 31, 2006 were audited by other auditors, whose report dated May 18, 2006 expressed an unqualified opinion on those financial highlights.
We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian and brokers or by other appropriate auditing procedures where replies from brokers were not received. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the consolidated financial position of the above listed Funds at December 31, 2009, the results of their operations and the changes in their net assets for each of the years or periods indicated therein (consolidated for the period ended December 31, 2009), and their financial highlights for each of the years or periods presented in the period April 1, 2006 through December 31, 2009 (consolidated for the period ended December 31, 2009), in conformity with U.S. generally accepted accounting principles.
McLean, Virginia
February 26, 2010
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	45

OTHER INFORMATION (Unaudited)

Proxy Voting Information
A description of the policies and procedures that the Trust uses to determine how to vote proxies relating to securities held in the Funds’ portfolios is available, without charge and upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended December 31 is available without charge, upon request, by calling 1-800-820-0888. This information is also available from the EDGAR database on the SEC’s website at http://www.sec.gov.
Quarterly Portfolio Schedules Information
The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q; which are available on the SEC’s website at http://www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and that information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. Copies of the portfolio holdings are also available to shareholders, without charge and upon request, by calling 1-800-820-0888.
Rydex Investments Board Review and Approval of the Investment Advisory Agreement
The Investment Company Act of 1940 (the “1940 Act”) requires that the initial approval of, as well as the continuation of, a fund’s investment advisory agreement be specifically approved (1) by the vote of the trustees or by a vote of the shareholders of the fund, and (2) by the vote of a majority of the trustees who are not parties to the investment advisory agreement or “interested persons” of any party (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval. In connection with such approvals, the fund’s trustees must request and evaluate, and the investment adviser is required to furnish, such information as may be reasonably necessary to evaluate the terms of the advisory agreement. In addition, the Securities and Exchange Commission (the “SEC”) takes the position that, as part of their fiduciary duties with respect to fund fees, fund boards are required to evaluate the material factors applicable to a decision to approve (or renew) an investment advisory agreement.
Consistent with these responsibilities, the Rydex Series Funds Board of Trustees (the “Board”) generally calls and holds one meeting each year that is dedicated to considering whether to renew the investment advisory agreement between Rydex Series Funds (the “Trust”) and PADCO Advisors, Inc., which does business under the name Rydex Investments (“Rydex Investments”) (the “Advisory Agreement”), with respect to existing funds in the Trust, including the funds discussed in this Annual Report, the Managed Futures Strategy Fund, the Long/Short Commodities Strategy Fund, the Multi-Hedge Strategies Fund, and the Commodities Strategy Fund (each a “Fund” and collectively, the “Funds”), and to reviewing certain other agreements pursuant to which Rydex Investments provides investment advisory services to certain other registered investment companies. In preparation for the meeting, the Board requests and reviews a wide variety of materials provided by Rydex Investments, including information about Rydex Investments’ affiliates, personnel and operations. This information is in addition to the detailed information about the Funds that the Board reviews during the course of each year, including information that relates to Fund operations and performance. The Board also receives a memorandum from Fund counsel regarding the responsibilities of the Board for the approval of investment advisory agreements. In addition, the Independent Trustees receive advice from independent counsel to the Independent Trustees, meet in executive session outside the presence of Fund management, and participate in question and answer sessions with representatives of Rydex Investments.
At an in-person meeting held on August 25, 2009, called for the purpose of among other things, voting on the renewal of the Advisory Agreement, the Board, including all of the Independent Trustees (the “Annual Renewal Meeting”), considered and approved the selection of Rydex Investments as the Funds’ investment advisor and the continuance of the Advisory Agreement for an additional one-year period, based on its review of qualitative and quantitative information provided by Rydex Investments.
Board Considerations in Approving the Continuation of the Advisory Agreement
In preparation for the Annual Renewal Meeting, the Board requested and received written materials from Rydex Investments about: (a) the quality of Rydex Investments’ investment management and other services; (b) Rydex Investments’ investment management personnel; (c) Rydex Investments’ operations and financial condition; (d) Rydex Investments’ brokerage practices (including any soft dollar arrangements) and investment strategies; (e) the level of the advisory fees that Rydex
46	|	THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT

OTHER INFORMATION (Unaudited) (continued)

Investments charges the Funds compared with the fees it charges to comparable mutual funds or accounts; (f) each Fund’s overall fees and operating expenses compared with similar mutual funds; (g) the level of Rydex Investments’ profitability from its Fund-related operations; (h) Rydex Investments’ compliance systems; (i) Rydex Investments’ policies and compliance procedures applicable to personal securities transactions; (j) Rydex Investments’ reputation, expertise and resources in the financial markets; and (k) Fund performance compared with similar mutual funds. Certain of these considerations are discussed in more detail below. In its deliberations at the Annual Renewal Meeting, the Board did not identify any single piece of information that was all-important or controlling. Based on the Board’s deliberations and its evaluation of the information referenced above and described in more detail below, the Board, including all of the Independent Trustees, unanimously: (a) concluded that terms of the Advisory Agreement are fair and reasonable; (b) concluded that Rydex Investments’ fees were reasonable in light of the services that Rydex Investments provides to each of the Funds; and (c) agreed to renew the Advisory Agreement for an additional one-year term.
In approving the continuation of the Advisory Agreement at the Annual Renewal Meeting, the Board, including the Independent Trustees advised by independent counsel, considered the factors discussed below.
Nature, Extent And Quality Of Services Provided By Rydex Investments
At the Annual Renewal Meeting, the Board reviewed the scope of services to be provided by Rydex Investments under the Advisory Agreement and noted that there would be no significant differences between the scope of services required to be provided by Rydex Investments for the past year and the scope of services required to be provided by Rydex Investments for the upcoming year. In reviewing the scope of services provided to the Funds by Rydex Investments, the Board reviewed and discussed Rydex Investments’ investment experience, noting that Rydex Investments and its affiliates have committed significant resources over time to the support of the Funds. The Board also considered Rydex Investments’ compliance program and its compliance record with respect to the Funds. In that regard, the Board noted that Rydex Investments provides information regarding portfolio management and compliance to the Board on a periodic basis in connection with regularly scheduled meetings of the Board. In addition to the above considerations, the Board reviewed and considered Rydex Investments’ investment processes and strategies, and matters related to Rydex Investments’ portfolio transaction policies and procedures. In addition, the Board reviewed and considered each Fund’s investment in wholly-owned and controlled Cayman Islands subsidiaries (each a “Subsidiary”), and noted that each Subsidiary has entered into a separate advisory agreement with Rydex Investments for the management of that Subsidiary’s portfolio pursuant to which the Subsidiary pays Rydex Investments a management fee at the same rate that the Subsidiary’s corresponding Fund pays Rydex Investments. The Board noted that Rydex Investments has contractually agreed to waive the management fee it receives from each Fund in an amount equal to the management fee paid to Rydex Investments by each Fund’s Subsidiary and that the contractual fee waiver will continue in effect for so long as each Fund invests in its Subsidiary. The Board further noted that the contractual fee waiver may not be terminated by Rydex Investments unless the Board approves such termination. With regard to the Commodities Strategy Fund, the Board also noted the substantial volume of portfolio trades and shareholder transaction activity, in general, processed by Rydex Investments due to the unlimited exchange policy of the Fund. Based on this review, the Board concluded that the nature, extent, and quality of services to be provided by Rydex Investments to the Funds under the Advisory Agreement were appropriate and continued to support the Board’s original selection of Rydex Investments as investment adviser to the Funds.
Fund Expenses And Performance Of The Funds And Rydex Investments
At the Annual Renewal Meeting, the Board reviewed statistical information prepared by Rydex Investments regarding the expense ratio components, including actual advisory fees, waivers/reimbursements, and gross and net total expenses of each Fund in comparison with the same information for other funds registered under the 1940 Act determined by Rydex Investments to comprise each Fund’s applicable peer group. Because few funds seek to provide unlimited exchange privileges similar to those of the Commodities Strategy Fund, the Commodities Strategy Fund’s peer group is generally limited to the funds of two unaffiliated mutual fund families. In addition, the Board reviewed statistical information prepared by Rydex Investments relating to the performance of each Fund, as well as each Fund’s (with the exception of the Multi-Hedge Strategies Fund) ability to successfully track its benchmark over time, and a comparison of each Fund’s performance to funds with similar investment objectives for the same periods and to appropriate indices/benchmarks, in light of total return, yield and market trends. The Board further noted that despite the lack of a sizeable peer group for certain of the Funds, the peer fund information presented to the Board was meaningful because the peer funds’ investment objectives and strategies were closely aligned with those of the Funds. The Board also noted that the investment advisory fees for the Funds were equivalent to those of their peers and that the overall expenses for the Funds were only slightly higher
THE RYDEX | SGI SERIES FUNDS ANNUAL REPORT	|	47

OTHER INFORMATION (Unaudited) (concluded)

than the total expenses of the peer funds, due in part to differing share classes and distribution fees. Based on this review, the Board concluded that the investment advisory fees and expense levels and the historical performance of the Funds, as managed by Rydex Investments, as compared to the investment advisory fees and expense levels and performance of the peer funds, were satisfactory for the purposes of approving the continuance of the Advisory Agreement.
Costs Of Services Provided To The Funds And Profits Realized By Rydex Investments And Its Affiliates
At the Annual Renewal Meeting, the Board reviewed information about the profitability of the Funds to Rydex Investments based on the advisory fees payable under the Advisory Agreement for the last calendar year. Rydex Investments also presented the Board with material discussing its methodology for determining the level of advisory fees assessable to the Funds. The Board analyzed the Funds’ expenses, including the investment advisory fees paid to Rydex Investments. The Board also reviewed information regarding direct revenue received by Rydex Investments and ancillary revenue received by Rydex Investments and/or its affiliates in connection with the services provided to the Funds by Rydex Investments (as discussed below) and/or its affiliates. The Board also discussed Rydex Investments’ profit margin as reflected in Rydex Investments’ profitability analysis and reviewed information regarding economies of scale (as discussed below). Based on this review, the Board concluded that the profits to be realized by Rydex Investments and its affiliates under the Advisory Agreement and from other relationships between the Funds and Rydex Investments and/or its affiliates, if any, were within the range the Board considered reasonable and appropriate.
Economies Of Scale
In connection with its review of the Funds’ profitability analysis at the Annual Renewal Meeting, the Board reviewed information regarding economies of scale or other efficiencies that may result from increases in the Funds’ asset levels. The Board noted that the Advisory Agreement did not provide for any breakpoints in the investment advisory fees as a result of increases in the asset levels of the Funds. The Board also noted that though Rydex Investments’ assets under management were significant, the amount is spread among more than 100 funds. Further limiting the realization of economies of scale, is the ability of shareholders of many of the funds, including the Commodities Strategy Fund, to engage in unlimited trading. The Board also reviewed and considered Rydex Investments’ historic profitability as investment adviser to the Funds and determined that reductions in advisory fees or additions of breakpoints were not warranted at this juncture. Based on this review, the Board, recognizing its responsibility to consider this issue at least annually, determined that the economies of scale, if any, were de minimis.
Other Benefits To Rydex Investments And/Or Its Affiliates
At the Annual Renewal Meeting, in addition to evaluating the services provided by Rydex Investments, the Board also considered the nature, extent, quality and cost of the administrative, distribution, and shareholder services performed by Rydex Investments’ affiliates under separate agreements. The Board noted that Rydex Investments reports its use of soft dollars to the Board on a quarterly basis, as well as any portfolio transactions on behalf of the Funds placed through an affiliate of the Funds or Rydex Investments pursuant to Rule 17e-1 under the 1940 Act. Based on its review, the Board concluded that the nature and quality of the services provided by Rydex Investments’ affiliates to the Trust will benefit the Funds’ shareholders, and that any ancillary benefits would not be disadvantageous to the Funds’ shareholders, particularly in light of the Board’s view that the Funds’ shareholders benefit from investing in a fund that is part of a large family of funds offering a variety of investment strategies and services.
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited)

A Board of Trustees oversees all Rydex Investments, in which its members have no stated term of service, and continue to serve after election until resignation. The Statement of Additional Information includes further information about Fund Trustees and Officers, and can be obtained without charge by calling 1-800-820-0888.
All Trustees and Officers may be reached c/o Rydex Investments, 9601 Blackwell Rd., Suite 500, Rockville, MD 20850.
INDEPENDENT TRUSTEES

	Length of Service
Name, Position and	As Trustee	Number of
Year of Birth	(Year Began)	Funds Overseen

John O. Demaret	Rydex Series Funds – 1997	151
Trustee, Chairman of the	Rydex Variable Trust – 1998
Board (1940)	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired

Corey A. Colehour	Rydex Series Funds – 1993	151
Trustee (1945)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Retired (2006 to present); Owner and President of Schield Management Company, registered investment adviser (2005 to 2006); Senior Vice President of Marketing and Co-Owner of Schield Management Company, registered investment adviser (1985 to 2005)

J. Kenneth Dalton	Rydex Series Funds – 1995	151
Trustee (1941)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Mortgage Banking Consultant and Investor, The Dalton Group

Werner E. Keller	Rydex Series Funds – 2005	151
Trustee (1940)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: Retired (2001 to present); Chairman, Centurion Capital Management (1991 to 2001)

Thomas F. Lydon, Jr.	Rydex Series Funds – 2005	151
Trustee (1960)	Rydex Variable Trust – 2005
	Rydex Dynamic Funds – 2005
	Rydex ETF Trust – 2005

Principal Occupations During Past Five Years: President, Global Trends Investments

Patrick T. McCarville	Rydex Series Funds – 1997	151
Trustee (1942)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Founder and Chief Executive Officer, Par Industries, Inc.

Roger Somers	Rydex Series Funds – 1993	151
Trustee (1944)	Rydex Variable Trust – 1998
	Rydex Dynamic Funds – 1999
	Rydex ETF Trust – 2003

Principal Occupations During Past Five Years: Owner, Arrow Limousine

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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (continued)

EXECUTIVE OFFICERS

Name, Position and	Principal Occupations
Year of Birth	During Past Five Years

Richard M. Goldman* President (1961)	President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Chief Executive Officer and Director of Rydex Investments (2009 to present); President, Chief Executive Officer and Director of Rydex Distributors, Inc. (2009 to present); President and Chief Executive Officer of Rydex Holdings, LLC (2009 to present); Senior Vice President of Security Benefit Corp. (2007 to present); Director of First Security Benefit Life and Annuity Insurance Company of New York (2007 to present); Director of Security Distributors, Inc. (2007 to present); President of Security Investors, LLC (2007 to present); Manager and President of Security Global Investors, LLC (2007 to present); Managing Member of R.M. Goldman Partners, LLC (2006 to 2007); President and Chief Executive Officer of FortsmannLeff Associates (2003 to 2005)

Michael P. Byrum* Vice President (1970)	Vice President of Rydex Series Funds (1997 to present); Vice President of Rydex Variable Trust (1998 to present); Vice President of Rydex Dynamic Funds (1999 to present); President of Rydex Investments (2004 to present); Chief Investment Officer of Rydex Investments (2006 to present); Secretary of Rydex Investments (2002 to present); Director of Rydex Investments (2008 to present); Chief Investment Officer of Rydex Holdings, LLC (2008 to present); Vice President of Rydex Distributors, Inc. (2009 to present); Manager of Rydex Specialized Products, LLC (2005 to present); Secretary of Rydex Specialized Products, LLC (2005 to 2008); Trustee of Rydex Series Funds, Rydex Variable Trust and Rydex Dynamic Funds (2005 to 2009); Vice President of Rydex ETF Trust (2002 to present); President and Trustee of Rydex Capital Partners SPhinX Fund (2003 to 2007)

Nick Bonos* Vice President and Treasurer (1963)	Vice President and Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2003 to present); Senior Vice President of Rydex Investments (2006 to present); Chief Executive Officer of Rydex Specialized Products, LLC (2009 to present); Chief Financial Officer of Rydex Specialized Products, LLC (2005 to 2009); Vice President and Treasurer of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Joanna M. Haigney* Chief Compliance Officer and Secretary (1966)	Chief Compliance Officer of Rydex Series Funds, Rydex Variable Trust, and Rydex Dynamic Funds (2004 to present); Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds (2000 to present); Secretary of Rydex ETF Trust (2002 to present); Chief Compliance Officer of Rydex Investments (2005 to present) Vice President of Compliance of Rydex Investments (2006 to present); Director of Rydex Distributors, Inc. (2009 to present); Secretary of Rydex Capital Partners SPhinX Fund (2003 to 2006)

Keith Fletcher* Vice President (1958)	Vice President of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Vice President of Rydex Investments (2009 to present); Vice President of Rydex Specialized Products, LLC (2009 to present); Vice President and Director of Rydex Distributors, Inc. (2009 to present); Vice President of Security Global Investors, LLC (2009 to present)
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INFORMATION ON BOARD OF TRUSTEES AND OFFICERS (Unaudited) (concluded)

Amy Lee* Vice President and Assistant Secretary (1960)	Vice President and Assistant Secretary of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2009 to present); Secretary of Rydex Distributors, Inc. (2008 to present); Chief Compliance Officer of Rydex Distributors, Inc. (2008 to 2009); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Corp. (2005 to present); Vice President, Associate General Counsel and Assistant Secretary of Security Benefit Life Insurance Co. (2004 to present); Assistant General Counsel of First Security Benefit Life and Annuity Company of New York (2004 to present); Chief Compliance Officer and Secretary of Security Distributors, Inc. (2004 to present); Secretary of Security Global Investors, Inc. (2007 to present)

Joseph Arruda* Assistant Treasurer (1966)	Assistant Treasurer of Rydex Series Funds, Rydex Variable Trust, Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Senior Vice President of Rydex Investments (2008 to present); Vice President of Rydex Investments (2004 to 2008); Manager and Chief Financial Officer of Rydex Specialized Products, LLC (2009 to present); Director of Accounting of Rydex Investments (2003 to 2004)

Paula Billos*	Controller of Rydex Series Funds, Rydex Variable Trust, Controller (1974) Rydex Dynamic Funds and Rydex ETF Trust (2006 to present); Director of Fund Administration of Rydex Investments (2001 to present)

*	Officers of the Funds are deemed to be “interested persons” of the Trust, within the meaning of Section 2(a) (19) of the 1940 Act, inasmuch as this person is affiliated with Rydex Investments.
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Item 2. Code of Ethics.
The registrant’s Board of Trustees has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. No substantive amendments were approved or waivers were granted to the Code during the period covered by this report. The Code is filed as an exhibit to this Form N-CSR.
Item 3. Audit Committee Financial Expert.
The registrant’s Board of Trustees has determined that Werner Keller, an “independent” Trustee serving on the registrant’s audit committee, is an “audit committee financial expert,” as defined in Item 3 of Form N-CSR. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.
Item 4. Principal Accountant Fees and Services.
(a)-(d) The aggregate Audit Fees billed by the Trust’s principal accountant, for the audit of the annual financial statements in connection with statutory and regulatory filings for the fiscal years ended December 31, 2009 and March 31, 2009 were $80,155 and $70,908, respectively. The aggregate Audit Related Fees by the Trust’s principal accountant billed for the fiscal years ended December 31, 2009 and March 31, 2009 were $75,000 and $75,000, respectively. The aggregate Tax Fees billed by the Trust’s principal accountant for professional services rendered for tax compliance, tax advice, and tax planning, including preparation of tax returns and distribution assistance, for the fiscal years ended December 31, 2009 and March 31, 2009 were $0 and $0, respectively.
(e) The audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment advisor, and any entity controlling, controlled by, or under common control with the investment advisor that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such service is required between regularly scheduled audit committee meetings, the chairman of the audit committee, J. Kenneth Dalton, is authorized to pre-approve the service with full committee approval at the next scheduled meeting. There shall be no waivers of the pre-approval process. No services described in (b)-(d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.
(f) Not applicable.
(g) The aggregate non-audit fees billed by the registrant’s accountant for the most recent fiscal year and the preceding fiscal year for services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant were $75,000 and $75,000, respectively. These aggregate fees were less than the aggregate fees billed for the same periods by the registrant’s principal accountant for audit services rendered to the registrant, the investment advisor, and any entity controlling, controlled by, or under common control with the advisor that provides ongoing services to the registrant.
(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. As such, the audit committee has considered these services in maintaining the principal accountant’s independence.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this form.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.
Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.
(a) Based on their evaluation on March 9, 2010, the President (principal executive officer) and the Treasurer (principal financial officer) of the Rydex Series Funds (the “Trust”) believe that there were no significant deficiencies in the design or operation of the internal controls of the Trust or Rydex Investments (“RI”), the investment advisor and manager of the Trust, or Rydex Distributors, Inc. (“RD”), which acts as distributor for the Trust, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) which would have adversely affected the ability of the Trust or RI on behalf of the Trust, to record, process, summarize, and report the subject matter contained in this Report.
There was no fraud, whether or not material, involving officers or employees of RI, RD or the Trust who have a significant role in the Trust’s internal controls, including disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) that has come to the attention of the Advisor or the officers of the Trust, including its President and Treasurer.
     (b) There were no significant changes in the Trust’s or RI’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.
(a)(2) Separate certifications by the President (principal executive officer) and Treasurer (principal financial officer) of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are attached.
(b) A certification by the registrant’s President (principal executive officer) and Treasurer (principal financial officer) as required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)) is attached.

EX.-12(a)(2)(i)
CERTIFICATION
I, Richard M. Goldman, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 9, 2010
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX.-12(a)(2)(ii)
CERTIFICATION
I, Nick Bonos, certify that:
1. I have reviewed this report on Form N-CSR of Rydex Series Funds;
2. Based on my knowledge, this report does not contain any untrue statement of a material fact or omit to state a material fact necessary to make the statements made, in light of the circumstances under which such statements were made, not misleading with respect to the period covered by this report;
3. Based on my knowledge, the financial statements, and other financial information included in this report, fairly present in all material respects the financial condition, results of operations, changes in net assets, and cash flows (if the financial statements are required to include a statement of cash flows) of the registrant as of, and for, the periods presented in this report;
4. The registrant’s other certifying officer(s) and I are responsible for establishing and maintaining disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) and internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) for the registrant and have:
(a)	Designed such disclosure controls and procedures, or caused such disclosure controls and procedures to be designed under our supervision, to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to us by others within those entities, particularly during the period in which this report is being prepared;

(b)	Designed such internal control over financial reporting, or caused such internal control over financial reporting to be designed under our supervision, to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles;

(c)	Evaluated the effectiveness of the registrant’s disclosure controls and procedures and presented in this report our conclusions about the effectiveness of the disclosure controls and procedures, as of a date within 90 days prior to the filing date of this report based on such evaluation; and

(d)	Disclosed in this report any change in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting; and
5. The registrant’s other certifying officer(s) and I have disclosed to the registrant’s auditors and the audit committee of the registrant’s board of directors (or persons performing the equivalent functions):
(a)	All significant deficiencies and material weaknesses in the design or operation of internal control over financial reporting which are reasonably likely to adversely affect the registrant’s ability to record, process, summarize, and report financial information; and

(b)	Any fraud, whether or not material, that involves management or other employees who have a significant role in the registrant’s internal control over financial reporting.

Date: March 9, 2010
/s/ Nick Bonos
Nick Bonos,
Vice President & Treasurer

EX. -12(b)(i)
CERTIFICATION
I, Richard M. Goldman, President of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: March 9, 2010
/s/ Richard M. Goldman
Richard M. Goldman,
President

EX. -12(b)(ii)
CERTIFICATION
I, Nick Bonos, Vice President and Treasurer of Rydex Series Funds (the “Trust”), certify that:
1.	The Form N-CSR of the Trust (the “Report”) fully complies with the requirements of Section 13(a) or 15(d) of the Securities Exchange Act of 1934; and

2.	The information contained in the Report fairly presents, in all material respects, the financial condition and results of operations of the Trust.
A signed original of this written statement required by Section 906 has been provided to the Trust and will be retained by the Trust and furnished to the Securities and Exchange Commission or its staff upon request.

Dated: March 9, 2010
/s/ Nick Bonos
Nick Bonos,
Vice President and Treasurer

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Rydex Series Funds

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	March 9, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Richard M. Goldman

Richard M. Goldman, President

Date	March 9, 2010

By (Signature and Title)*	/s/ Nick Bonos

Nick Bonos, Vice President and Treasurer

Date	March 9, 2010

* Print the name and title of each signing officer under his or her signature.